UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21922

RS VARIABLE PRODUCTS TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Terry R. Otton

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 766-3863

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Schedule of Investments

Schedule of Investments - The Information Age VIP Series

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 84.7%
Advertising Agencies — 2.8%
ValueClick, Inc.(1)	1,520	$34,139
		34,139

Commercial Information Services — 0.3%
LoopNet, Inc.(1)	200	4,108
		4,108

Communications Technology — 11.7%
Atheros Communications(1)	480	14,385
Cbeyond, Inc.(1)	260	10,605
Foundry Networks, Inc.(1)	670	11,906
Harmonic, Inc.(1)	970	10,292
j2 Global Communications, Inc.(1)	400	13,092
Juniper Networks, Inc.(1)	300	10,983
Millicom International Cellular S.A.(1)	250	20,975
QUALCOMM, Inc.	480	20,285
Research In Motion Ltd.(1)	300	29,565
		142,088

Computer Services, Software & Systems — 19.3%
Adobe Systems, Inc.(1)	160	6,986
Akamai Technologies, Inc.(1)	280	8,044
Citrix Systems, Inc.(1)	290	11,693
Concur Technologies, Inc.(1)	710	22,379
DemandTec, Inc.(1)	790	10,784
Digital River, Inc.(1)	730	32,667
Equinix, Inc.(1)	180	15,964
F5 Networks, Inc.(1)	270	10,041
Informatica Corp.(1)	1,510	23,707
Microsoft Corp.	1,410	41,539
MicroStrategy, Inc., Class A(1)	120	9,521
Nuance Communications, Inc.(1)	1,240	23,944
Salesforce.com, Inc.(1)	330	16,936
		234,205

Computer Technology — 5.4%
Apple, Inc.(1)	190	29,173
Riverbed Technology, Inc.(1)	470	18,983
Synaptics, Inc.(1)	230	10,985
VMware, Inc., Class A(1)	70	5,950
		65,091

Consumer Electronics — 4.1%
The9 Ltd., ADR(1),(2)	930	32,076
THQ, Inc.(1)	690	17,236
		49,312

Consumer Products — 3.1%
Nintendo Co. Ltd., ADR(2)	580	37,613
		37,613

Electronics — 1.4%
Daktronics, Inc.	640	17,421
		17,421

Electronics - Semiconductors & Components — 19.8%
Broadcom Corp., Class A(1)	450	16,398
Marvell Technology Group Ltd.(1)	1,730	28,320
Mellanox Technologies Ltd.(1)	560	10,937
Monolithic Power Systems, Inc.(1)	560	14,224
Netlogic Microsystems, Inc.(1)	660	23,832
O2Micro International Ltd., ADR(1)(2)	6,140	94,986
PLX Technology, Inc.(1)	1,410	15,228
Silicon Motion Technology Corp., ADR(1)(2)	1,070	24,086
SiRF Technology Holdings, Inc.(1)	560	11,956
		239,967

Energy Equipment — 0.9%
JA Solar Holdings Co. Ltd., ADR(1)(2)	230	10,338
		10,338

Health Care Services — 1.1%
WebMD Health Corp., Class A(1)	260	13,546
		13,546

Insurance - Property & Casualty — 1.1%
PROS Holdings, Inc.(1)	1,130	13,639
		13,639

Internet Software & Services — 5.1%
Google, Inc., Class A(1)	80	45,382
Yahoo! Inc.(1)	630	16,909
		62,291

Production Technology Equipment — 0.3%
FEI Co.(1)	100	3,143
		3,143

Retail — 3.4%
GSI Commerce, Inc.(1)	710	18,886
Priceline.com, Inc.(1)	100	8,875
Shutterfly, Inc.(1)	430	13,721
		41,482

Services - Commercial — 3.3%
Ctrip.com International Ltd., ADR(2)	140	7,252
Dice Holdings, Inc.(1)	770	7,916
eBay, Inc.(1)	300	11,706
Expedia, Inc.(1)	400	12,752
		39,626

Utilities - Telecommunications — 1.6%
NII Holdings, Inc.(1)	240	19,717
		19,717

Total Common Stocks (Cost $951,593)		1,027,726

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)(5)(6)	—	—
RS Emerging Growth Fund, Class Y(3)(5)	—	1
RS Emerging Markets Fund, Class A(3)(5)	—	1
RS Global Natural Resources Fund, Class Y(3)(5)	—	4
RS Growth Fund, Class Y(3)(5)	—	1
RS Investors Fund, Class Y(3)(5)	—	2
RS MidCap Opportunities Fund, Class Y(3)(5)	—	1
RS Partners Fund, Class Y(3)(5)	—	1
RS Smaller Company Growth Fund, Class Y(3)(5)	—	1
RS Value Fund, Class Y(3)(5)	—	1
Total Other Investments (Cost $13)		13

	Shares	Value
Short-Term Investments — 5.9%
Federated Prime Obligations Fund, Class B(4)	47,397	47,397
SSgA Prime Money Market Fund(4)	23,699	23,699
Total Short-Term Investments (Cost $71,096)		71,096

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - The Information Age VIP Series (continued)

September 30, 2007 (unaudited)	Principal Amount	Value
Repurchase Agreements — 7.6%
State Street Bank and Trust Co. Repurchase Agreement, 4.65% dated 9/28/07, maturity value of $93,036, due 10/1/07, collateralized by $100,000 in U.S. Treasury Bill, 4.59%, due 2/28/08, with a value of $98,350	$93,000	$93,000
Total Repurchase Agreements (Cost $93,000)		93,000
Total Investments — 98.2% (Cost $1,115,702)		1,191,835
Other Assets, Net — 1.8%		21,464
Total Net Assets — 100.0%		$1,213,299

(1)	Non income-producing security.
(2)	ADR - American Depository Receipt.
(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.
(4)	Money Market Fund registered under the Investment Company Act of 1940.
(5)	Rounds to less than one share.
(6)	Rounds to less than $1.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS MidCap Opportunities VIP Series

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 94.7%
Advertising Agencies — 1.0%
ValueClick, Inc.(1)	530	$11,904
		11,904
Aerospace — 2.4%
Precision Castparts Corp.	100	14,798
Spirit AeroSystems Holdings, Inc., Class A(1)	350	13,629
		28,427
Banks - Outside New York City — 1.1%
Northern Trust Corp.	200	13,254
		13,254
Beverage - Soft Drinks — 1.5%
Hansen Natural Corp.(1)	320	18,138
		18,138
Biotechnology Research & Production — 2.5%
Celgene Corp.(1)	250	17,827
Cephalon, Inc.(1)	160	11,690
		29,517
Casinos & Gambling — 1.2%
Bally Technologies, Inc.(1)	400	14,172
		14,172
Chemicals — 1.5%
CF Industries Holdings, Inc.	230	17,459
		17,459
Communications Technology — 9.1%
Atheros Communications(1)	450	13,486
Brocade Communications Systems, Inc.(1)	2,300	19,688
CommScope, Inc.(1)	250	12,560
Foundry Networks, Inc.(1)	750	13,328
Harris Corp.	220	12,714
Juniper Networks, Inc.(1)	330	12,081
L-3 Communications Holdings, Inc.	110	11,235
SBA Communications Corp., Class A(1)	410	14,465
		109,557
Computer Services, Software & Systems — 6.0%
Citrix Systems, Inc.(1)	400	16,128
F5 Networks, Inc.(1)	380	14,132
National Instruments Corp.	290	9,956
Synchronoss Technologies, Inc.(1)	250	10,515
VeriFone Holdings, Inc.(1)	500	22,165
		72,896
Computer Technology — 3.4%
NVIDIA Corp.(1)	300	10,872
SanDisk Corp.(1)	250	13,775
Western Digital Corp.(1)	650	16,458
		41,105
Construction — 1.3%
Chicago Bridge & Iron Co. N.V., ADR(2)	350	15,071
		15,071
Consumer Electronics — 1.2%
THQ, Inc.(1)	600	14,988
		14,988
Diversified Financial Services — 1.3%
Nasdaq Stock Market, Inc.(1)	400	15,072

Drug & Grocery Store Chains — 1.6%
Whole Foods Market, Inc.	400	19,584
		19,584
Drugs & Pharmaceuticals — 3.9%
Allergan, Inc.	180	11,605
Amylin Pharmaceuticals, Inc.(1)	440	22,000
Forest Laboratories, Inc.(1)	350	13,051
		46,656
Education Services — 1.2%
Apollo Group, Inc., Class A(1)	250	15,037
		15,037
Electrical Equipment & Components — 1.0%
AMETEK, Inc.	290	12,534
		12,534
Electronics — 2.3%
Amphenol Corp., Class A	350	13,916
FLIR Systems, Inc.(1)	250	13,847
		27,763
Electronics - Medical Systems — 3.7%
Hologic, Inc.(1)	250	15,250
Illumina, Inc.(1)	200	10,376
Intuitive Surgical, Inc.(1)	80	18,400
		44,026
Electronics - Semiconductors & Components — 3.0%
FormFactor, Inc.(1)	260	11,536
ON Semiconductor Corp.(1)	1,100	13,816
SunPower Corp., Class A(1)	130	10,767
		36,119
Electronics - Technology — 2.3%
Cogent, Inc.(1)	800	12,544
Trimble Navigation Ltd.(1)	390	15,292
		27,836
Engineering & Contracting Services — 1.2%
URS Corp.(1)	250	14,113
		14,113
Financial - Miscellaneous — 1.5%
CME Group, Inc.	30	17,620
		17,620
Financial Data Processing Services & Systems — 1.4%
MasterCard, Inc., Class A	115	17,017
		17,017
Financial Information Services — 1.5%
FactSet Research Systems, Inc.	270	18,508
		18,508
Health Care Facilities — 3.9%
Kinetic Concepts, Inc.(1)	300	16,884
Pharmaceutical Product Development, Inc.	470	16,657
Psychiatric Solutions, Inc.(1)	350	13,748
		47,289
Health Care Management Services — 1.2%
Cerner Corp.(1)	250	14,952
		14,952
Health Care Services — 1.9%
Express Scripts, Inc.(1)	220	12,281
Stericycle, Inc.(1)	190	10,860
		23,141

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS MidCap Opportunities VIP Series (continued)

September 30, 2007 (unaudited)	Shares	Value
Investment Management Companies — 1.0%
T. Rowe Price Group, Inc.	220	$12,252
		12,252

Machinery - Agricultural — 1.0%
CNH Global N.V.	200	12,148
		12,148

Machinery - Construction & Handling — 1.5%
Terex Corp.(1)	200	17,804
		17,804

Machinery - Oil/Well Equipment & Services — 2.9%
Cameron International Corp.(1)	120	11,075
Superior Energy Services, Inc.(1)	300	10,632
Weatherford International Ltd.(1)	200	13,436
		35,143

Medical & Dental Instruments & Supplies — 2.2%
St. Jude Medical, Inc.(1)	350	15,424
Thermo Fisher Scientific, Inc.(1)	200	11,544
		26,968

Metal Fabricating — 3.6%
Commercial Metals Co.	400	12,660
Quanex Corp.	450	21,141
Valmont Industries, Inc.	110	9,333
		43,134

Milling - Fruit & Grain Processing — 1.1%
Corn Products International, Inc.	280	12,844
		12,844

Offshore Drilling — 1.1%
GlobalSantaFe Corp.	180	13,684
		13,684

Production Technology Equipment — 0.7%
Varian Semiconductor Equipment Associates, Inc.(1)	150	8,028
		8,028

Rental & Leasing Services - Commercial — 1.8%
AerCap Holdings N.V.(1)	850	21,156
		21,156

Retail — 2.5%
Abercrombie & Fitch Co., Class A	180	14,526
The Men’s Wearhouse, Inc.	300	15,156
		29,682

Savings & Loan — 1.0%
New York Community Bancorp, Inc.	650	12,383
		12,383

Services - Commercial — 2.0%
FTI Consulting, Inc.(1)	230	11,571
NutriSystem, Inc.(1)	260	12,192
		23,763

Shipping — 1.2%
Kirby Corp.(1)	330	14,566
		14,566

Steel — 0.9%
Allegheny Technologies, Inc.	100	10,995
		10,995

Textile - Apparel Manufacturers — 1.3%
Guess?, Inc.	325	15,935
		15,935

Utilities - Gas Pipelines — 1.0%
El Paso Corp.	740	12,558
		12,558

Utilities - Telecommunications — 2.8%
Clearwire Corp., Class A(1)	700	17,108
NeuStar, Inc., Class A(1)	500	17,145
		34,253
Total Common Stocks (Cost $1,072,073)		1,141,051

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)(4)(5)	—	—
RS Emerging Growth Fund, Class Y(3)(4)	—	1
RS Emerging Markets Fund, Class A(3)(4)	—	1
RS Global Natural Resources Fund, Class Y(3)(4)	—	4
RS Growth Fund, Class Y(3)(4)	—	1
RS Investors Fund, Class Y(3)(4)	—	2
RS MidCap Opportunities Fund, Class Y(3)(4)	—	1
RS Partners Fund, Class Y(3)(4)	—	2
RS Smaller Company Growth Fund, Class Y(3)(4)	—	1
RS Value Fund, Class Y(3)(4)	—	1
Total Other Investments (Cost $13)		14

	Shares	Value
Short-Term Investments — 6.0%
Federated Prime Obligations Fund, Class B(6)	47,867	47,867
SSgA Prime Money Market Fund(6)	23,933	23,933
Total Short-Term Investments (Cost $71,800)		71,800

	Principal Amount	Value
Repurchase Agreements — 6.0%
State Street Bank and Trust Co. Repurchase Agreement, 4.65% dated 9/28/07, maturity value of $73,028, due 10/1/07, collateralized by $80,000 in U.S. Treasury Bill, 3.96%, due 2/28/08, with a value of $78,680	$73,000	73,000
Total Repurchase Agreements (Cost $73,000)		73,000
Total Investments — 106.7% (Cost $1,216,886)		1,285,865
Other Liabilities, Net — (6.7)%		(80,570)
Total Net Assets — 100.0%		$1,205,295

(1)	Non income-producing security.
(2)	ADR — American Depositary Receipt.
(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.
(4)	Rounds to less than one share.
(5)	Rounds to less than $1.
(6)	Money Market Fund registered under the Investment Company Act of 1940.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Value VIP Series

September 30, 2007 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 73.6%
Cable Television Services — 4.4%
Liberty Global, Inc., Class A(1)		500	$20,510
Liberty Global, Inc., Series C(1)		700	27,062
			47,572
Casinos & Gambling — 3.1%
Scientific Games Corp., Class A(1)		900	33,840
			33,840
Chemicals — 1.8%
Eastman Chemical Co.		290	19,352
			19,352
Coal — 2.6%
Peabody Energy Corp.		600	28,722
			28,722
Communications Technology — 2.4%
Comverse Technology, Inc.(1)		1,300	25,740
			25,740
Computer Services, Software & Systems — 2.5%
BEA Systems, Inc.(1)		2,000	27,740
			27,740
Diversified Financial Services — 2.4%
Ameriprise Financial, Inc.		300	18,933
Marsh & McLennan Cos., Inc.		300	7,650
			26,583
Education Services — 2.1%
Career Education Corp.(1)		800	22,392
			22,392
Electronics - Semiconductors & Components — 3.6%
Atmel Corp.(1)		3,000	15,480
LSI Corp.(1)		3,200	23,744
			39,224
Financial - Miscellaneous — 2.0%
Brookfield Asset Management, Inc., Class A	CAD	200	7,671
Fidelity National Financial, Inc., Class A		800	13,984
			21,655
Health Care Facilities — 1.3%
Sunrise Senior Living, Inc.(1)		400	14,148
			14,148
Insurance - Multi-Line — 2.1%
Assurant, Inc.		200	10,700
Genworth Financial, Inc., Class A		400	12,292
			22,992
Investment Management Companies — 3.0%
Federated Investors, Inc., Class B		400	15,880
Invesco PLC, ADR(2)		600	16,380
			32,260
Medical Services — 1.1%
Magellan Health Services, Inc.(1)		300	12,174
			12,174
Miscellaneous Equipment — 2.5%
W.W. Grainger, Inc.		300	27,357
			27,357
Oil - Crude Producers — 4.3%
Denbury Resources, Inc.(1)		350	15,641
Talisman Energy, Inc.	CAD	1,600	31,416
			47,057
Radio & TV Broadcasters — 1.6%
Grupo Televisa S.A., ADR(2)		700	16,919
			16,919
Real Estate — 1.5%
MI Developments, Inc., Class A		500	16,555
			16,555
Real Estate Investment Trusts — 2.5%
Alexandria Real Estate Equities, Inc.		200	19,252
Post Properties, Inc.		200	7,740
			26,992
Rental & Leasing Services - Consumer — 2.0%
WESCO International, Inc.(1)		500	21,470
			21,470
Retail — 6.2%
Advance Auto Parts, Inc.		900	30,204
Limited Brands, Inc.		1,200	27,468
Ross Stores, Inc.		400	10,256
			67,928
Savings & Loan — 1.4%
People’s United Financial, Inc.		900	15,552
			15,552
Services - Commercial — 5.4%
Convergys Corp.(1)		1,400	24,304
Corrections Corp. of America(1)		1,300	34,021
			58,325
Steel — 3.0%
Allegheny Technologies, Inc.		300	32,985
			32,985
Utilities - Cable TV & Radio — 1.8%
Comcast Corp., Class A(1)		800	19,344
			19,344
Utilities - Electrical — 4.5%
Duke Energy Corp.		1,400	26,166
PPL Corp.		500	23,150
			49,316
Utilities - Gas Distributors — 2.5%
Spectra Energy Corp.		1,100	26,928
			26,928
Total Common Stocks (Cost $805,166)			801,122

		Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)(4)(5)		—	—
RS Emerging Growth Fund, Class Y(3)(5)		—	1
RS Emerging Markets Fund, Class A(3)(5)		—	1
RS Global Natural Resources Fund, Class Y(3)(5)		—	4
RS Growth Fund, Class Y(3)(5)		—	1
RS Investors Fund, Class Y(3)(5)		—	2
RS MidCap Opportunities Fund, Class Y(3)(5)		—	1
RS Partners Fund, Class Y(3)(5)		—	1
RS Smaller Company Growth Fund, Class Y(3)(5)		—	1

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Value VIP Series (continued)

September 30, 2007 (unaudited)	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — (continued)
RS Value Fund, Class Y(3)(5)	—	$1
Total Other Investments (Cost $13)		13

	Shares	Value
Short-Term Investments — 5.9%
Federated Prime Obligations Fund, Class B(6)	42,888	42,888
SSgA Prime Money Market Fund(6)	21,444	21,444
Total Short-Term Investments (Cost $64,332)		64,332

	Principal Amount	Value
Repurchase Agreements — 21.0%
State Street Bank and Trust Co. Repurchase Agreement, 4.65% dated 9/28/07, maturity value of $229,089, due 10/01/07, collateralized by $240,000 in U.S. Treasury Note, 4.10%, due 2/28/08, with a value of $236,040	$229,000	229,000
Total Repurchase Agreements (Cost $229,000)		229,000
Total Investments — 100.5% (Cost $1,098,511)		1,094,467
Other Liabilities, Net — (0.5)%		(5,219)
Total Net Assets — 100.0%		$1,089,248

(1)	Non income-producing security.
(2)	ADR - American Depository Receipt.
(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.
(4)	Rounds to less than $1.
(5)	Rounds to less than one share.
(6)	Money Market Fund registered under the Investment Company Act of 1940.

Foreign-Denominated Security

Canadian Dollar — CAD

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Partners VIP Series

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 83.7%
Air Transport — 2.7%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR(1)	6,880	$198,144
Grupo Aeroportuario del Pacifico, S.A. de C.V., ADR(1)	3,700	202,020
Grupo Aeroportuario del Sureste, S.A.B. de. C.V., ADR(1)	3,600	178,632
		578,796
Aluminum — 2.9%
Century Aluminum Co.(2)	11,800	621,270
		621,270
Auto Parts - After Market — 1.1%
Commercial Vehicle Group, Inc.(2)	18,600	238,638
		238,638
Banks - Outside New York City — 2.2%
Hancock Holding Co.	6,000	240,480
UMB Financial Corp.	5,700	244,302
		484,782
Cable Television Services — 3.6%
Liberty Global, Inc., Class A(2)	8,100	332,262
Liberty Global, Inc., Series C(2)	11,400	440,724
		772,986
Casinos & Gambling — 3.5%
Scientific Games Corp., Class A(2)	20,400	767,040
		767,040
Coal — 3.3%
Peabody Energy Corp.	15,100	722,837
		722,837
Computer Services, Software & Systems — 4.5%
ACI Worldwide, Inc.(2)	18,400	411,240
Lawson Software, Inc.(2)	6,500	65,065
Quest Software, Inc.(2)	16,000	274,560
Solera Holdings, Inc.(2)	12,980	233,510
		984,375
Education Services — 3.7%
Corinthian Colleges, Inc.(2)	50,100	797,091
		797,091
Electronics - Medical Systems — 2.1%
Advanced Medical Optics, Inc.(2)	9,400	287,546
eResearch Technology, Inc.(2)	15,300	174,267
		461,813
Electronics - Semiconductors & Components — 0.5%
Atmel Corp.(2)	22,800	117,648
		117,648
Entertainment — 2.1%
Lions Gate Entertainment Corp.(2)	45,300	467,043
		467,043
Health Care Facilities — 2.8%
Kindred Healthcare, Inc.(2)	16,000	286,560
LCA-Vision, Inc.	11,300	332,107
		618,667
Insurance - Multi-Line — 4.2%
Assured Guaranty Ltd.	16,800	456,456
Hanover Insurance Group, Inc.	10,400	459,576
		916,032
Insurance - Property & Casualty — 2.4%
Employers Holdings, Inc.	22,710	468,053
OneBeacon Insurance Group Ltd., Class A	1,990	42,885
		510,938
Machinery - Oil/Well Equipment & Services — 4.6%
Key Energy Services, Inc.(2)	58,700	997,900
		997,900
Medical Services — 2.5%
Magellan Health Services, Inc.(2)	13,400	543,772
		543,772
Metal Fabricating — 0.8%
Mueller Water Products, Inc.	7,200	89,208
Mueller Water Products, Inc., Class B	6,900	75,900
		165,108
Metals & Minerals - Miscellaneous — 1.4%
A.M. Castle & Co.	9,060	295,356
		295,356
Publishing - Miscellaneous — 0.6%
Scholastic Corp.(2)	3,600	125,496
		125,496
Real Estate — 3.6%
MI Developments, Inc., Class A	20,500	678,755
Quadra Realty Trust, Inc.	11,310	107,784
		786,539
Real Estate Investment Trusts — 6.4%
Annaly Capital Management, Inc.	30,600	487,458
BioMed Realty Trust, Inc.	17,000	409,700
CapLease, Inc.	11,010	112,853
Meruelo Maddux Properties, Inc.(2)	31,540	186,401
Post Properties, Inc.	4,900	189,630
		1,386,042
Rental & Leasing Services - Consumer — 2.1%
Aaron Rents, Inc.	20,900	466,070
		466,070
Restaurants — 3.1%
Triarc Cos., Inc., Class B	54,600	683,046
		683,046
Services - Commercial — 9.1%
Coinstar, Inc.(2)	22,400	720,608
Copart, Inc.(2)	10,800	371,412
Corrections Corp. of America(2)	33,900	887,163
		1,979,183
Steel — 3.5%
Allegheny Technologies, Inc.	6,900	758,655
		758,655
Textile - Apparel Manufacturers — 2.9%
Carter’s, Inc.(2)	31,900	636,405
		636,405
Utilities - Electrical — 1.5%
NorthWestern Corp.	11,900	323,323
		323,323
Total Common Stocks (Cost $17,389,204)		18,206,851

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Partners VIP Series (continued)

September 30, 2007 (unaudited)	Principal Amount	Value
Corporate Bonds — 0.5%
Services - Commercial — 0.5%
Coinmach Service Corp.
11.00% due 12/1/2024(3)	$15,400	$100,254
		100,254
Total Corporate Bonds (Cost $123,325)		100,254

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(4)	1	26
RS Emerging Growth Fund, Class Y(4)	2	101
RS Emerging Markets Fund, Class A(4)	1	29
RS Global Natural Resources Fund, Class Y(4)	8	299
RS Growth Fund, Class Y(4)	5	98
RS Investors Fund, Class Y(4)	14	171
RS MidCap Opportunities Fund, Class Y(4)	5	80
RS Partners Fund, Class Y(4)	2	83
RS Smaller Company Growth Fund, Class Y(4)	2	56
RS Value Fund, Class Y(4)	2	51
Total Other Investments (Cost $940)		994

	Principal Amount	Value
Repurchase Agreements — 14.5%
State Street Bank and Trust Co. Repurchase Agreement, 4.65%, dated 9/28/07, maturity value of $3,152,221, due 10/1/07, collateralized by $3,185,000 in FNMA, 5.40%, due 6/15/15, with a value of $3,216,850	$3,151,000	3,151,000
Total Repurchase Agreements (Cost $3,151,000)		3,151,000
Total Investments — 98.7% (Cost $20,664,469)		21,459,099
Other Assets, Net — 1.3%		292,440
Total Net Assets — 100.0%		$21,751,539

(1)	ADR — American Depositary Receipt.
(2)	Non income-producing security.
(3)	Fair valued security.
(4)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Global Natural Resources VIP Series

September 30, 2007 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 56.4%
Aluminum — 2.4%
Century Aluminum Co.(1)		700	$36,855
			36,855

Chemicals — 1.7%
Eastman Chemical Co.		400	26,692
			26,692

Coal — 5.6%
Arch Coal, Inc.		600	20,244
Foundation Coal Holdings, Inc.		600	23,520
Peabody Energy Corp.		900	43,083
			86,847

Financial - Miscellaneous — 0.7%
Brookfield Asset Management, Inc., Class A	CAD	300	11,507
			11,507

Gold — 3.4%
Goldcorp, Inc.	CAD	800	24,451
Kinross Gold Corp.(1)	CAD	1,900	28,386
			52,837

Insurance - Multi-Line — 0.5%
PICO Holdings, Inc.(1)		200	8,310
			8,310

Machinery - Oil/Well Equipment & Services — 6.2%
Key Energy Services, Inc.(1)		2,700	45,900
Noble Corp.		600	29,430
Schlumberger Ltd.		200	21,000
			96,330

Machinery - Specialty — 0.5%
Bucyrus International, Inc., Class A		100	7,293
			7,293

Metal Fabricating — 0.5%
Mueller Water Products, Inc.		300	3,717
Mueller Water Products, Inc., Class B		300	3,300
			7,017

Metals & Minerals - Miscellaneous — 6.6%
A.M. Castle & Co.		300	9,780
BHP Billiton Ltd., ADR(2)		500	39,300
Companhia Vale do Rio Doce, ADR(2)		1,600	54,288
			103,368

Oil - Integrated Domestic — 1.2%
Occidental Petroleum Corp.		300	19,224
			19,224

Oil - Crude Producers — 12.2%
Anderson Energy Ltd.(1)	CAD	2,400	9,024
Denbury Resources, Inc.(1)		900	40,221
EOG Resources, Inc.		100	7,233
Newfield Exploration Co.(1)		600	28,896
Southwestern Energy Co.(1)		300	12,555
Talisman Energy, Inc.	CAD	2,800	54,978
XTO Energy, Inc.		600	37,104
			190,011

Oil - Integrated International — 3.8%
Baytex Energy Trust	CAD	500	10,119
Exxon Mobil Corp.		200	18,512
Petrobank Energy & Resources Ltd.(1)	CAD	800	30,652
			59,283

Rental & Leasing Services - Consumer — 0.8%
WESCO International, Inc.(1)		300	12,882
			12,882

Steel — 3.5%
Allegheny Technologies, Inc.		500	54,975
			54,975

Utilities - Electrical — 4.7%
Duke Energy Corp.		1,780	33,268
NorthWestern Corp.		300	8,151
PPL Corp.		700	32,410
			73,829

Utilities - Gas Distributors — 2.1%
Spectra Energy Corp.		1,300	31,824
			31,824
Total Common Stocks (Cost $818,784)			879,084

		Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)(5)(6)		—	—
RS Emerging Growth Fund, Class Y(3)(5)		—	1
RS Emerging Markets Fund, Class A(3)(5)		—	1
RS Global Natural Resources Fund, Class Y(3)(5)		—	4
RS Growth Fund, Class Y(3)(5)		—	1
RS Investors Fund, Class Y(3)(5)		—	2
RS MidCap Opportunities Fund, Class Y(3)(5)		—	1
RS Partners Fund, Class Y(3)(5)		—	2
RS Smaller Company Growth Fund, Class Y(3)(5)		—	1
RS Value Fund, Class Y(3)(5)		—	1
Total Other Investments (Cost $15)			14

		Shares	Value
Short-Term Investments — 5.9%
Federated Prime Obligations Fund, Class B(4)		61,651	61,651
SSgA Prime Money Market Fund(4)		30,825	30,825
Total Short-Term Investments (Cost $92,476)			92,476

		Principal Amount	Value
Repurchase Agreements — 36.8%
State Street Bank and Trust Co. Repurchase Agreement, 4.65% dated 9/28/07, maturity value of $573,222, due 10/1/07, collateralized by $595,000 in U.S. Treasury Bill, 4.65%, due 2/28/08, with a value of $585,183		$573,000	573,000
Total Repurchase Agreements (Cost $573,000)			573,000

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Global Natural Resources VIP Series (continued)

September 30, 2007 (unaudited)	Value
Total Investments — 99.1% (Cost $1,484,275)	$1,544,574
Other Assets, Net — 0.9%	13,447
Total Net Assets — 100.0%	$1,558,021

(1)	Non income-producing security.
(2)	ADR — American Depositary Receipt.
(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.
(4)	Money Market Fund registered under the Investment Company Act of 1940.
(5)	Rounds to less than one share.
(6)	Rounds to less than $1.

Foreign-Denominated Security

Canadian Dollar — CAD

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Large Cap Value VIP Series

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 98.5%
Aerospace & Defense — 1.9%
Lockheed Martin Corp.	5,100	$553,299
Northrop Grumman Corp.	10,400	811,200
		1,364,499

Air Freight & Logistics — 1.6%
FedEx Corp.	11,100	1,162,725
		1,162,725

Auto Components — 4.2%
BorgWarner, Inc.	12,600	1,153,278
Johnson Controls, Inc.	15,500	1,830,705
		2,983,983

Automobiles — 0.6%
Harley-Davidson, Inc.	8,800	406,648
		406,648

Beverages — 1.9%
Anheuser-Busch Companies, Inc.	16,000	799,840
Constellation Brands, Inc., Class A(1)	21,900	530,199
		1,330,039

Biotechnology — 0.5%
Cephalon, Inc.(1)	5,100	372,606
		372,606

Building Products — 1.3%
Masco Corp.	38,800	898,996
		898,996

Capital Markets — 7.6%
Bank of New York Mellon Corp.	39,718	1,753,152
Morgan Stanley	43,300	2,727,900
Northern Trust Corp.	14,200	941,034
		5,422,086

Commercial Banks — 8.3%
City National Corp.	5,600	389,256
Fifth Third Bancorp	39,500	1,338,260
PNC Financial Services Group, Inc.	16,100	1,096,410
Wells Fargo & Co.	86,600	3,084,692
		5,908,618

Consumer Finance — 0.7%
Discover Financial Services	22,950	477,360
		477,360

Diversified Financial Services — 9.4%
Bank of America Corp.	21,958	1,103,829
Citigroup, Inc.	67,800	3,164,226
JPMorgan Chase & Co.	54,100	2,478,862
		6,746,917

Diversified Telecommunication Services — 2.6%
AT&T, Inc.	43,300	1,832,023
		1,832,023

Electric Utilities — 6.8%
American Electric Power, Inc.	29,600	1,363,968
Exelon Corp.	26,900	2,027,184
Northeast Utilities	29,900	854,243
Pepco Holdings, Inc.	23,600	639,088
		4,884,483

Energy Equipment & Services — 3.6%
ENSCO International, Inc.	11,600	650,760
GlobalSantaFe Corp.	10,800	821,016
Halliburton Co.	29,000	1,113,600
		2,585,376

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	21,000	1,288,770
		1,288,770

Health Care Providers & Services — 2.4%
Medco Health Solutions, Inc.(1)	13,200	1,193,148
UnitedHealth Group, Inc.	10,200	493,986
		1,687,134

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	27,400	1,326,982
		1,326,982

Household Durables — 0.9%
Fortune Brands, Inc.	8,200	668,218
		668,218

Industrial Conglomerates — 4.1%
General Electric Co.	70,500	2,918,700
		2,918,700

Insurance — 3.5%
AFLAC, Inc.	8,600	490,544
Allstate Corp.	15,800	903,602
The Hartford Financial Services Group, Inc.	12,300	1,138,365
		2,532,511

Machinery — 3.4%
Illinois Tool Works, Inc.	28,300	1,687,812
PACCAR, Inc.	8,900	758,725
		2,446,537

Media — 4.0%
Comcast Corp., Class A(1)	24,900	602,082
News Corp., Class A	35,700	785,043
Omnicom Group, Inc.	19,600	942,564
R.H. Donnelley Corp.(1)	9,600	537,792
		2,867,481

Multi-Utilities — 1.6%
NiSource, Inc.	22,600	432,564
Sempra Energy	12,700	738,124
		1,170,688

Oil, Gas & Consumable Fuels — 8.4%
Chevron Corp.	29,100	2,723,178
Exxon Mobil Corp.	30,600	2,832,336
Peabody Energy Corp.	10,100	483,487
		6,039,001

Pharmaceuticals — 7.2%
Bristol-Myers Squibb Co.	32,500	936,650
Johnson & Johnson	17,100	1,123,470
Merck & Co., Inc.	31,900	1,648,911
Wyeth	31,600	1,407,780
		5,116,811

Road & Rail — 1.9%
Burlington Northern Santa Fe Corp.	17,200	1,396,124
		1,396,124

Software — 3.3%
Microsoft Corp.	43,600	1,284,456
Symantec Corp.(1)	57,000	1,104,660
		2,389,116

Thrifts & Mortgage Finance — 1.0%
Federal Home Loan Mortgage Corp.	11,900	702,219
		702,219

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Large Cap Value VIP Series (continued)

September 30, 2007 (unaudited)	Shares	Value
Wireless Telecommunication Services — 2.1%
Sprint Nextel Corp.	79,474	$1,510,007
		1,510,007
Total Common Stocks
(Cost $51,813,037)		70,436,658

	Shares	Value
Exchange-Traded Fund — 0.4%
S&P Depositary Receipts Trust, Series I	2,000	305,160

Total Exchange-Traded Fund
(Cost $269,050)		305,160

	Shares	Value
Other Investments—For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(2)	2	80
RS Emerging Growth Fund, Class Y(2)	8	322
RS Emerging Markets Fund, Class A(2)	3	92
RS Global Natural Resources Fund, Class Y(2)	25	950
RS Growth Fund, Class Y(2)	18	312
RS Investors Fund, Class Y(2)	44	543
RS MidCap Opportunities Fund, Class Y(2)	15	255
RS Partners Fund, Class Y(2)	7	264
RS Smaller Company Growth Fund, Class Y(2)	8	179
RS Value Fund, Class Y(2)	6	162
Total Other Investments
(Cost $2,990)		3,159

	Principal Amount	Value
Repurchase Agreements — 1.1%
State Street Bank and Trust Co. Repurchase Agreement, 4.65% dated 9/28/07, maturity value of $793,307, due 10/1/07, collateralized by $705,000 in FNMA, 6.25%, due 5/15/29, with a value of $810,750	793,000	$793,000
Total Repurchase Agreements
(Cost $793,000)		793,000
Total Investments — 100.0%
(Cost $52,878,077)		71,537,977
Other Liabilities, Net — 0.0%		(23,714)
Total Net Assets — 100.0%		$71,514,263

(1)	Non income-producing security.
(2)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Core Equity VIP Series

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 99.3%
Aerospace & Defense — 4.9%
General Dynamics Corp.	211,400	$17,856,958
The Boeing Co.	347,200	36,452,528
		54,309,486
Airlines — 1.3%
AMR Corp.(1)	654,650	14,592,148
		14,592,148
Biotechnology — 4.8%
Celgene Corp.(1)	294,200	20,979,402
Cephalon, Inc.(1)	40,521	2,960,464
Gilead Sciences, Inc.(1)	719,500	29,405,965
		53,345,831
Capital Markets — 2.8%
The Goldman Sachs Group, Inc.	141,200	30,603,688
		30,603,688
Chemicals — 1.0%
Rohm and Haas Co.	198,200	11,033,794
		11,033,794
Commercial Banks — 0.9%
SunTrust Banks, Inc.	136,200	10,306,254
		10,306,254
Commercial Services & Supplies — 2.5%
Waste Management, Inc.	742,300	28,014,402
		28,014,402
Communications Equipment — 3.7%
Corning, Inc.	757,200	18,664,980
QUALCOMM, Inc.	521,600	22,042,816
		40,707,796
Computers & Peripherals — 3.7%
Apple, Inc.(1)	93,500	14,355,990
EMC Corp.(1)	1,274,100	26,501,280
		40,857,270
Consumer Finance — 1.3%
American Express Co.	142,400	8,454,288
AmeriCredit Corp.(1)	336,900	5,922,702
		14,376,990
Diversified Financial Services — 4.1%
Interactive Brokers Group, Inc., Class A(1)	542,580	14,248,151
JPMorgan Chase & Co.	508,600	23,304,052
Moody’s Corp.	153,400	7,731,360
		45,283,563
Diversified Telecommunication Services — 5.9%
AT&T, Inc.	704,636	29,813,149
Nokia Oyj, ADR(2)	939,400	35,631,442
		65,444,591
Electronic Equipment & Instruments — 0.3%
Jabil Circuit, Inc.	118,900	2,715,676
		2,715,676
Energy Equipment & Services — 7.0%
Halliburton Co.	1,474,100	56,605,440
Transocean, Inc.(1)	186,200	21,049,910
		77,655,350
Food Products — 4.4%
Campbell Soup Co.	699,700	25,888,900
General Mills, Inc.	382,000	22,159,820
		48,048,720
Health Care Equipment & Supplies — 0.5%
Covidien Ltd.(1)	139,875	$5,804,813
		5,804,813
Health Care Providers & Services — 3.0%
Medco Health Solutions, Inc.(1)	210,400	19,018,056
UnitedHealth Group, Inc.	295,800	14,325,594
		33,343,650
Hotels, Restaurants & Leisure — 2.5%
McDonald’s Corp.	513,800	27,986,686
		27,986,686
Household Durables — 1.9%
D.R. Horton, Inc.	345,600	4,427,136
Newell Rubbermaid, Inc.	562,400	16,208,368
		20,635,504
Independent Power Producers & Energy Traders — 3.1%
The AES Corp.(1)	1,712,300	34,314,492
		34,314,492
Industrial Conglomerates — 0.5%
Tyco Electronics Ltd.	139,875	4,955,771
		4,955,771
Information Technology Services — 7.2%
Accenture Ltd., Class A	267,600	10,770,900
Fidelity National Information Services, Inc.	244,834	10,863,285
MasterCard, Inc., Class A	346,300	51,242,011
Western Union Co.	305,400	6,404,238
		79,280,434
Insurance — 6.2%
Aon Corp.	749,800	33,598,538
The Chubb Corp.	333,200	17,872,848
W. R. Berkley Corp.	581,000	17,215,030
		68,686,416
Internet Software & Services — 3.1%
eBay, Inc.(1)	445,200	17,371,704
Google, Inc., Class A(1)	30,400	17,245,008
		34,616,712
Machinery — 1.5%
Caterpillar, Inc.	209,800	16,454,614
		16,454,614
Media — 1.7%
Grupo Televisa S.A., ADR(2)	627,200	15,159,424
Tribune Co.	131,900	3,603,508
		18,762,932
Oil, Gas & Consumable Fuels — 4.1%
Devon Energy Corp.	154,300	12,837,760
Enterprise Products Partners LP	1,079,280	32,648,220
		45,485,980
Pharmaceuticals — 5.5%
Abbott Laboratories	640,300	34,332,886
Wyeth	581,800	25,919,190
		60,252,076
Software — 0.2%
VMware, Inc., Class A(1)	30,470	2,589,950
		2,589,950
Specialty Retail — 2.2%
The Home Depot, Inc.	739,700	23,995,868
		23,995,868
Thrifts & Mortgage Finance — 3.5%
Federal Home Loan Mortgage Corp.	270,800	15,979,908

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Core Equity VIP Series (continued)

September 30, 2007 (unaudited)	Shares	Value
Thrifts & Mortgage Finance — (continued)
People’s United Financial, Inc.	1,337,400	$23,110,272
		39,090,180
Tobacco — 2.3%
Altria Group, Inc.	371,000	25,795,630
		25,795,630
Wireless Telecommunication Services — 1.7%
America Movil SAB de C.V., ADR(2)	298,500	19,104,000
		19,104,000

Total Common Stocks (Cost $904,224,684)		1,098,451,267

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	29	1,226
RS Emerging Growth Fund, Class Y(3)	115	4,888
RS Emerging Markets Fund, Class A(3)	46	1,394
RS Global Natural Resources Fund, Class Y(3)	375	14,441
RS Growth Fund, Class Y(3)	270	4,739
RS Investors Fund, Class Y(3)	673	8,249
RS MidCap Opportunities Fund, Class Y(3)	229	3,877
RS Partners Fund, Class Y(3)	113	4,017
RS Smaller Company Growth Fund, Class Y(3)	117	2,721
RS Value Fund, Class Y(3)	85	2,459
Total Other Investments
(Cost $45,446)		48,011

	Shares	Value
Short-Term Investments — 0.2%
Federated Prime Obligations Fund, Class B(4)	2,285,239	2,285,239
Total Short-Term Investments (Cost $2,285,239)		2,285,239
Total Investments — 99.5% (Cost $906,555,369)		1,100,784,517
Other Assets, Net — 0.5%		5,353,579
Total Net Assets — 100.0%		$1,106,138,096

(1)	Non income-producing security.
(2)	ADR — American Depositary Receipt.
(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.
(4)	Money Market Fund registered under the Investment Company Act of 1940.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Small Cap Core Equity VIP Series

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 97.6%
Aerospace & Defense — 3.1%
AAR Corp.(1)	84,900	$2,575,866
BE Aerospace, Inc.(1)	107,900	4,481,087
		7,056,953
Biotechnology — 3.3%
Achillion Pharmaceuticals, Inc.(1)	59,500	383,180
Human Genome Sciences, Inc.(1)	102,300	1,052,667
Keryx Biopharmaceuticals, Inc.(1)	119,400	1,186,836
Omrix Biopharmaceuticals, Inc.(1)	57,900	2,044,449
Progenics Pharmaceuticals, Inc.(1)	65,700	1,452,627
Savient Pharmaceuticals, Inc.(1)	95,400	1,388,070
		7,507,829
Building Products — 1.9%
Goodman Global, Inc.(1)	175,600	4,193,328
		4,193,328
Capital Markets — 3.0%
Apollo Investment Corp.	91,755	1,908,504
Investment Technology Group, Inc.(1)	112,600	4,839,548
		6,748,052
Chemicals — 1.3%
Cytec Industries, Inc.	43,300	2,961,287
		2,961,287
Commercial Banks — 5.0%
Center Financial Corp.	102,500	1,425,775
East West Bancorp, Inc.	63,900	2,297,844
IBERIABANK Corp.	38,900	2,048,085
PrivateBancorp, Inc.	63,900	2,226,276
Seacoast Banking Corporation of Florida	87,700	1,639,990
Signature Bank Corp.(1)	46,400	1,634,672
		11,272,642
Commercial Services & Supplies — 3.9%
Fuel Tech, Inc.(1)	115,500	2,551,395
Knoll, Inc.	221,700	3,932,958
LECG Corp.(1)	149,700	2,230,530
		8,714,883
Communications Equipment — 2.8%
Arris Group, Inc.(1)	82,800	1,022,580
Blue Coat Systems, Inc.(1)	26,090	2,054,848
Foundry Networks, Inc.(1)	184,800	3,283,896
		6,361,324
Construction & Engineering — 1.3%
Aecom Technology Corp.(1)	81,790	2,856,925
		2,856,925
Diversified Financial Services — 0.9%
Genesis Lease Ltd., ADR(2)	84,700	2,107,336
		2,107,336
Diversified Telecommunication Services — 3.5%
NeuStar, Inc., Class A(1)	162,300	5,565,267
PAETEC Holding Corp.(1)	183,080	2,283,007
		7,848,274
Electrical Equipment — 1.3%
Regal-Beloit Corp.	59,700	2,859,033
		2,859,033
Food & Staples Retailing — 2.8%
Jack in the Box, Inc.(1)	63,700	4,130,308
Panera Bread Co., Class A(1)	54,000	2,203,200
		6,333,508
Food Products — 3.3%
B&G Foods, Inc., Class A	263,750	3,376,000
Flowers Foods, Inc.	140,000	3,052,000
J&J Snack Foods Corp.	29,300	1,020,226
		7,448,226
Health Care Equipment & Supplies — 6.2%
Hologic, Inc.(1)	12,500	762,500
Immucor, Inc.(1)	76,500	2,734,875
Micrus Endovascular Corp.(1)	142,700	2,607,129
Natus Medical, Inc.(1)	40,300	642,382
NuVasive, Inc.(1)	101,100	3,632,523
SonoSite, Inc.(1)	66,500	2,029,580
Volcano Corp.(1)	90,900	1,494,396
		13,903,385
Health Care Providers & Services — 4.9%
athenahealth, Inc.(1)	4,410	149,543
HMS Holdings Corp.(1)	63,100	1,552,891
Pediatrix Medical Group, Inc.(1)	49,000	3,205,580
Psychiatric Solutions, Inc.(1)	154,800	6,080,544
		10,988,558
Health Care Technology — 1.4%
Allscripts Healthcare Solutions, Inc.(1)	113,900	3,078,717
		3,078,717
Hotels, Restaurants & Leisure — 2.5%
Chipotle Mexican Grill, Inc., Class B(1)	32,000	3,424,000
Orient-Express Hotels Ltd., Class A	42,300	2,168,721
		5,592,721
Household Durables — 0.4%
Hovnanian Enterprises, Inc., Class A(1)	71,900	797,371
		797,371
Information Technology Services — 1.7%
CACI International, Inc., Class A(1)	76,300	3,898,167
		3,898,167
Insurance — 1.4%
Hanover Insurance Group, Inc.	71,200	3,146,328
		3,146,328
Internet & Catalog Retail — 1.3%
FTD Group, Inc.	193,370	2,877,346
		2,877,346
Internet Software & Services — 2.0%
Digital River, Inc.(1)	35,000	1,566,250
TheStreet.com, Inc.	249,881	3,026,059
		4,592,309
Life Sciences Tools & Services — 0.8%
Sequenom, Inc.(1)	233,100	1,675,989
		1,675,989
Machinery — 1.6%
EnPro Industries, Inc.(1)	89,600	3,637,760
		3,637,760
Metals & Mining — 4.0%
Century Aluminum Co.(1)	84,500	4,448,925
Quanex Corp.	96,800	4,547,664
		8,996,589
Oil, Gas & Consumable Fuels — 5.3%
GeoMet, Inc.(1)	257,800	1,312,202
SemGroup Energy Partners LP	181,080	5,249,509
Targa Resources Partners LP	100,270	2,907,830

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Small Cap Core Equity VIP Series (continued)

September 30, 2007 (unaudited)	Shares	Value
Oil, Gas & Consumable Fuels — (continued)
Teekay LNG Partners LP	71,600	$2,415,784
		11,885,325

Real Estate Investment Trusts — 7.8%
Anthracite Capital, Inc.	297,120	2,703,792
Ashford Hospitality Trust	307,800	3,093,390
CapLease, Inc.	268,700	2,754,175
Digital Realty Trust, Inc.	155,500	6,125,145
Healthcare Realty Trust, Inc.	106,500	2,839,290
		17,515,792

Semiconductors & Semiconductor Equipment — 7.6%
Atheros Communications(1)	112,400	3,368,628
Netlogic Microsystems, Inc.(1)	125,200	4,520,972
Silicon Motion Technology Corp., ADR(1),(2)	147,500	3,320,225
Trident Microsystems, Inc.(1)	372,100	5,912,669
		17,122,494

Software — 7.4%
Ansoft Corp.(1)	132,000	4,353,360
Blackboard, Inc.(1)	77,800	3,566,352
Concur Technologies, Inc.(1)	19,500	614,640
FactSet Research Systems, Inc.	87,300	5,984,415
Informatica Corp.(1)	141,400	2,219,980
		16,738,747

Specialty Retail — 3.1%
Aeropostale, Inc.(1)	83,200	1,585,792
The Gymboree Corp.(1)	61,900	2,181,356
The Men’s Wearhouse, Inc.	62,700	3,167,604
		6,934,752

Thrifts & Mortgage Finance — 0.8%
Downey Financial Corp.	32,700	1,890,060
		1,890,060
Total Common Stocks
(Cost $199,633,466)		219,542,010

	Shares	Value
Other Investments—For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	6	269
RS Emerging Growth Fund, Class Y(3)	25	1,073
RS Emerging Markets Fund, Class A(3)	10	300
RS Global Natural Resources Fund, Class Y(3)	82	3,158
RS Growth Fund, Class Y(3)	59	1,040
RS Investors Fund, Class Y(3)	148	1,813
RS MidCap Opportunities Fund, Class Y(3)	50	851
RS Partners Fund, Class Y(3)	25	867
RS Smaller Company Growth Fund, Class Y(3)	26	597
RS Value Fund, Class Y(3)	19	539
Total Other Investments (Cost $9,930)		10,507

Short-Term Investments — 1.4%
Federated Prime Obligations Fund, Class B(4)	2,246,815	2,246,815
SSgA Prime Money Market Fund(4)	896,438	896,438
Total Short-Term Investments
(Cost $3,143,253)		3,143,253
Total Investments — 99.0%
(Cost $202,786,649)		222,695,770
Other Assets, Net — 1.0%		2,329,179
Total Net Assets — 100.0%		$225,024,949

(1)	Non income-producing security.
(2)	ADR — American Depositary Receipt.
(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.
(4)	Money Market Fund registered under the Investment Company Act of 1940.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Equity Dividend VIP Series

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 99.3%
Aerospace & Defense — 2.5%
Lockheed Martin Corp.	210	$22,783
The Boeing Co.	410	43,046
		65,829
Capital Markets — 2.2%
Bank of New York Mellon Corp.	1,340	59,148
		59,148
Commercial Banks — 14.9%
BB&T Corp.	1,230	49,680
PNC Financial Services Group, Inc.	1,030	70,143
SunTrust Banks, Inc.	1,030	77,940
TCF Financial Corp.	1,230	32,201
The Colonial BancGroup, Inc.	1,030	22,269
U.S. Bancorp	1,230	40,012
Wachovia Corp.	2,050	102,807
		395,052
Commercial Services & Supplies — 5.8%
Steelcase, Inc., Class A	3,800	68,324
Waste Management, Inc.	2,260	85,293
		153,617
Communications Equipment — 1.5%
QUALCOMM, Inc.	920	38,879
		38,879
Diversified Financial Services — 3.4%
Genesis Lease Ltd., ADR(1)	1,550	38,564
JPMorgan Chase & Co.	1,130	51,777
		90,341
Diversified Telecommunication Services — 4.7%
AT&T, Inc.	1,950	82,504
Nokia Oyj, ADR(1)	1,130	42,861
		125,365
Electric Utilities — 3.6%
Cleco Corp.	720	18,194
OGE Energy Corp.	510	16,881
Pepco Holdings, Inc.	1,010	27,351
Public Service Enterprise Group, Inc.	210	18,478
Wisconsin Energy Corp.	310	13,959
		94,863
Energy Equipment & Services — 5.3%
Halliburton Co.	3,700	142,080
		142,080
Food Products — 2.8%
B&G Foods, Inc., Class A	5,900	75,520
		75,520
Gas Utilities — 0.6%
Integrys Energy Group, Inc.	310	15,881
		15,881
Health Care Providers & Services — 4.8%
Brookdale Senior Living, Inc.	3,180	126,596
		126,596
Household Durables — 2.3%
D.R. Horton, Inc.	4,700	60,207
		60,207
Insurance — 8.3%
ACE Ltd.	510	30,891
Fidelity National Financial, Inc., Class A	5,750	100,510
Lincoln National Corp.	1,030	67,949
The Chubb Corp.	410	21,992
		221,342
Internet & Catalog Retail — 1.7%
FTD Group, Inc.	2,980	44,342
		44,342
Oil, Gas & Consumable Fuels — 12.6%
Boardwalk Pipeline Partners LP	1,310	40,125
Enterprise Products Partners LP	3,080	93,170
Kinder Morgan Energy Partners LP	510	25,194
SemGroup Energy Partners LP	3,180	92,188
Targa Resources Partners LP	2,050	59,450
Teekay LNG Partners LP	720	24,293
		334,420
Pharmaceuticals — 2.7%
Abbott Laboratories	1,340	71,851
		71,851
Real Estate Investment Trusts — 13.7%
Anthracite Capital, Inc.	10,470	95,277
Ashford Hospitality Trust	4,720	47,436
CapLease, Inc.	5,030	51,557
Digital Realty Trust, Inc.	1,030	40,572
Healthcare Realty Trust, Inc.	3,700	98,642
Simon Property Group, Inc.	310	31,000
		364,484
Specialty Retail — 4.1%
The Home Depot, Inc.	3,390	109,972
		109,972
Thrifts & Mortgage Finance — 1.8%
People’s United Financial, Inc.	2,770	47,866
		47,866
Total Common Stocks
(Cost $2,596,009)		2,637,655

	Principal Amount	Value
Convertible Bonds — 0.5%
Biotechnology — 0.5%
Gilead Sciences, Inc. Convt.
0.625% due 5/01/13	$11,000	13,173
Total Convertible Bonds
(Cost $11,990)		13,173

	Shares	Value
Short-Term Investments — 1.5%
Federated Prime Obligations Fund, Class B(2)	39,345	39,345
Total Short-Term Investments
(Cost $39,345)		39,345

	Shares	Value
Other Investments—For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)(4)	—	1
RS Emerging Growth Fund, Class Y(3)(4)	—	3
RS Emerging Markets Fund, Class A(3)(4)	—	1
RS Global Natural Resources Fund, Class Y(3)(4)	—	10
RS Growth Fund, Class Y(3)(4)	—	3

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Equity Dividend VIP Series (continued)

September 30, 2007 (unaudited)	Shares	Value
Other Investments — For Trustee Deferred Compensation Plan — (continued)
RS Investors Fund, Class Y(3)(4)	—	$5
RS MidCap Opportunities Fund, Class Y(3)(4)	—	2
RS Partners Fund, Class Y(3)(4)	—	4
RS Smaller Company Growth Fund, Class Y(3)(4)	—	2
RS Value Fund, Class Y(3)(4)	—	2
Total Other Investments (Cost $33)		33
Total Investments — 101.3% (Cost $2,647,377)		2,690,206
Other Liabilities, Net — (1.3)%		(35,632)
Total Net Assets — 100.0%		$2,654,574

(1)	ADR—American Depository Receipt.
(2)	Money Market Fund registered under the Investment Company Act of 1940.
(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.
(4)	Rounds to less than one share.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS S&P 500 Index VIP Series

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 97.8%
Aerospace & Defense — 2.8%
General Dynamics Corp.	8,896	$751,445
Goodrich Corp.	2,074	141,509
Honeywell International, Inc.	16,604	987,440
L-3 Communications Holdings, Inc.	2,900	296,206
Lockheed Martin Corp.	7,403	803,151
Northrop Grumman Corp.	8,930	696,540
Precision Castparts Corp.	2,900	429,142
Raytheon Co.	10,352	660,665
Rockwell Collins, Inc.	2,736	199,837
The Boeing Co.	16,441	1,726,141
United Technologies Corp.	20,200	1,625,696
		8,317,772
Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	3,400	184,586
FedEx Corp.	6,394	669,771
United Parcel Service, Inc., Class B	22,059	1,656,631
		2,510,988
Airlines — 0.1%
Southwest Airlines Co.	18,199	269,345
		269,345
Auto Components — 0.2%
Johnson Controls, Inc.	4,088	482,834
The Goodyear Tire & Rubber Co.(1)	4,322	131,432
		614,266
Automobiles — 0.3%
Ford Motor Co.(1)	36,944	313,655
General Motors Corp.	11,434	419,628
Harley-Davidson, Inc.	5,221	241,262
		974,545
Beverages — 2.2%
Anheuser-Busch Companies, Inc.	15,462	772,945
Brown-Forman Corp., Class B	2,046	153,266
Coca-Cola Enterprises, Inc.	8,124	196,763
Constellation Brands, Inc., Class A(1)	3,500	84,735
Molson Coors Brewing Co., Class B	1,841	183,493
Pepsi Bottling Group, Inc.	4,264	158,493
PepsiCo, Inc.	32,671	2,393,477
The Coca-Cola Co.	42,764	2,457,647
		6,400,819
Biotechnology — 1.2%
Amgen, Inc.(1)	23,617	1,336,013
Biogen Idec, Inc.(1)	7,754	514,323
Celgene Corp.(1)	8,100	577,611
Genzyme Corp.(1)	5,005	310,110
Gilead Sciences, Inc.(1)	19,800	809,226
		3,547,283
Building Products — 0.1%
American Standard Companies, Inc.	3,957	140,948
Masco Corp.	7,420	171,922
		312,870
Capital Markets — 3.0%
American Capital Strategies Ltd.	3,700	158,101
Ameriprise Financial, Inc.	4,567	288,223
Bear Stearns Companies, Inc.	2,876	353,202
E*TRADE Financial Corp.(1)	10,100	131,906
Federated Investors, Inc., Class B	1,739	69,038
Franklin Resources, Inc.	3,987	508,343
Janus Capital Group, Inc.	6,726	190,211
Legg Mason, Inc.	2,500	210,725
Lehman Brothers Holdings, Inc.	10,848	669,647
Merrill Lynch & Co., Inc.	18,064	1,287,602
Morgan Stanley	21,983	1,384,929
Northern Trust Corp.	3,863	256,001
State Street Corp.	7,270	495,523
T. Rowe Price Group, Inc.	4,316	240,358
The Charles Schwab Corp.	22,577	487,663
The Goldman Sachs Group, Inc.	8,902	1,929,420
		8,660,892
Chemicals — 1.6%
Air Products & Chemicals, Inc.	4,469	436,889
Ashland, Inc.	1,031	62,076
Dow Chemical Co.	19,542	841,479
E.I. du Pont de Nemours and Co.	18,905	936,932
Eastman Chemical Co.	1,156	77,140
Ecolab, Inc.	4,704	222,029
Hercules, Inc.	1,633	34,326
International Flavors & Fragrances, Inc.	1,417	74,903
Monsanto Co.	11,514	987,210
PPG Industries, Inc.	2,995	226,272
Praxair, Inc.	6,183	517,888
Rohm and Haas Co.	3,888	216,445
Sigma-Aldrich Corp.	2,702	131,695
		4,765,284
Commercial Banks — 3.7%
Bank of New York Mellon Corp.	22,607	997,873
BB&T Corp.	11,734	473,936
Comerica, Inc.	3,064	157,122
Commerce Bancorp, Inc.	3,500	135,730
Fifth Third Bancorp	11,754	398,226
First Horizon National Corp.	2,992	79,767
Huntington Bancshares, Inc.	7,298	123,920
KeyCorp	7,242	234,134
M & T Bank Corp.	2,000	206,900
Marshall & Ilsley Corp.	6,396	279,953
National City Corp.	13,347	334,876
PNC Financial Services Group, Inc.	6,805	463,421
Regions Financial Corp.	15,927	469,528
SunTrust Banks, Inc.	7,523	569,265
Synovus Financial Corp.	5,299	148,637
U.S. Bancorp	37,797	1,229,536
Wachovia Corp.	40,213	2,016,682
Wells Fargo & Co.	70,910	2,525,814
Zions Bancorporation	1,672	114,816
		10,960,136
Commercial Services & Supplies — 0.5%
Allied Waste Industries, Inc.(1)	4,913	62,641
Avery Dennison Corp.	2,079	118,545
Cintas Corp.	3,041	112,821
Equifax, Inc.	2,150	81,958
Monster Worldwide, Inc.(1)	2,470	84,128
Pitney Bowes, Inc.	4,665	211,884
R.R. Donnelley & Sons Co.	4,695	171,649
Robert Half International, Inc.	2,619	78,204
Waste Management, Inc.	11,422	431,066
		1,352,896
Communications Equipment — 2.8%
Avaya, Inc.(1)	10,957	185,831
Ciena Corp.(1)	2,154	82,024
Cisco Systems, Inc.(1)	129,463	4,286,520
Corning, Inc.	30,763	758,308

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS S&P 500 Index VIP Series (continued)

September 30, 2007 (unaudited)	Shares	Value
Communications Equipment — (continued)
JDS Uniphase Corp.(1)	3,432	$51,343
Juniper Networks, Inc.(1)	11,000	402,710
Motorola, Inc.	50,705	939,564
QUALCOMM, Inc.	34,668	1,465,070
Tellabs, Inc.(1)	8,953	85,232
		8,256,602
Computers & Peripherals — 4.3%
Apple, Inc.(1)	18,133	2,784,141
Dell, Inc.(1)	47,143	1,301,147
EMC Corp.	45,971	956,197
Hewlett-Packard Co.	55,301	2,753,437
International Business Machines Corp.	30,222	3,560,151
Lexmark International Group, Inc., Class A(1)	2,204	91,532
NCR Corp.(1)	2,932	146,014
Network Appliance, Inc.(1)	8,633	232,314
QLogic Corp.(1)	2,794	37,579
SanDisk Corp.(1)	4,800	264,480
Sun Microsystems, Inc.(1)	76,632	429,905
		12,556,897
Construction & Engineering — 0.1%
Fluor Corp.	2,106	303,222
		303,222
Construction Materials — 0.1%
Vulcan Materials Co.	2,118	188,820
		188,820
Consumer Finance — 0.9%
American Express Co.	24,737	1,468,636
Capital One Financial Corp.	8,740	580,598
Discover Financial Services	10,991	228,613
SLM Corp.	7,586	376,796
		2,654,643
Containers & Packaging — 0.2%
Ball Corp.	1,698	91,267
Bemis Co., Inc.	2,984	86,864
Pactiv Corp.(1)	2,370	67,924
Sealed Air Corp.	4,710	120,388
Temple-Inland, Inc.	1,604	84,419
		450,862
Distributors — 0.1%
Genuine Parts Co.	5,413	270,650
		270,650
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A(1)	2,958	177,924
H & R Block, Inc.	6,318	133,815
		311,739
Diversified Financial Services — 4.8%
Bank of America Corp.	93,181	4,684,209
CIT Group, Inc.	4,000	160,800
Citigroup, Inc.	104,038	4,855,453
CME Group Inc.	1,100	646,085
JPMorgan Chase & Co.	72,408	3,317,735
Leucadia National Corp.	3,500	168,770
Moody’s Corp.	4,648	234,259
		14,067,311
Diversified Telecommunication Services — 3.1%
AT&T, Inc.	131,088	5,546,333
CenturyTel, Inc.	2,122	98,079
Citizens Communications Co.	9,221	132,045
Embarq Corp.	2,740	152,344
Qwest Communications International, Inc.(1)	32,677	299,321
Verizon Communications	60,336	2,671,678
Windstream Corp.	10,529	148,670
		9,048,470
Electric Utilities — 2.7%
Allegheny Energy, Inc.(1)	3,880	202,769
Ameren Corp.	4,315	226,537
American Electric Power, Inc.	7,774	358,226
CenterPoint Energy, Inc.	7,948	127,406
CMS Energy Corp.	7,452	125,343
Consolidated Edison, Inc.	4,764	220,573
Dominion Resources, Inc.	6,657	561,185
DTE Energy Co.	4,105	198,846
Duke Energy Corp.	26,302	491,584
Edison International	7,073	392,198
Entergy Corp.	4,652	503,765
Exelon Corp.	14,956	1,127,084
FirstEnergy Corp.	7,451	471,946
FPL Group, Inc.	8,412	512,123
PG&E Corp.	6,780	324,084
Pinnacle West Capital Corp.	1,550	61,241
PPL Corp.	8,216	380,401
Progress Energy, Inc.	5,078	237,904
Public Service Enterprise Group, Inc.	5,184	456,140
Southern Co.	14,984	543,620
TECO Energy, Inc.	2,588	42,521
Xcel Energy, Inc.	9,253	199,310
		7,764,806
Electrical Equipment — 0.6%
Cooper Industries Ltd., Class A	4,188	213,965
Emerson Electric Co.	15,390	819,055
Rockwell Automation, Inc.	3,531	245,440
Tyco International Ltd.	9,594	425,398
		1,703,858
Electronic Equipment & Instruments — 0.2%
Agilent Technologies, Inc.(1)	9,869	363,969
Jabil Circuit, Inc.	5,356	122,331
Molex, Inc.	2,894	77,935
Solectron Corp.(1)	24,921	97,192
Tektronix, Inc.	1,335	37,033
		698,460
Energy Equipment & Services — 2.4%
Baker Hughes, Inc.	6,815	615,872
BJ Services Co.	7,888	209,426
ENSCO International, Inc.	3,100	173,910
Halliburton Co.	20,590	790,656
Nabors Industries, Inc.(1)	6,320	194,466
National-Oilwell Varco, Inc.(1)	3,900	563,550
Noble Corp.	6,414	314,607
Rowan Companies, Inc.	2,114	77,330
Schlumberger Ltd.	24,658	2,589,090
Smith International, Inc.	4,000	285,600
Transocean, Inc.(1)	6,670	754,044
Weatherford International Ltd.(1)	7,700	517,286
		7,085,837
Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	8,757	537,417
CVS Caremark Corp.	31,888	1,263,721
Kroger Co.	16,796	479,022

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS S&P 500 Index VIP Series (continued)

September 30, 2007 (unaudited)	Shares	Value
Food & Staples Retailing — (continued)
Safeway, Inc.	9,270	$306,930
Supervalu, Inc.	4,307	168,016
Sysco Corp.	12,894	458,898
Wal-Mart Stores, Inc.	53,782	2,347,584
Walgreen Co.	20,580	972,199
Whole Foods Market, Inc.	2,600	127,296
		6,661,083
Food Products — 1.4%
Archer-Daniels-Midland Co.	14,488	479,263
Campbell Soup Co.	7,064	261,368
ConAgra Foods, Inc.	8,985	234,778
Dean Foods Co.	2,600	66,508
General Mills, Inc.	6,325	366,913
H.J. Heinz Co.	6,812	314,714
Kellogg Co.	6,792	380,352
Kraft Foods, Inc., Class A	33,345	1,150,736
McCormick & Co., Inc.	2,128	76,544
Sara Lee Corp.	12,896	215,234
The Hershey Co.	5,575	258,736
Tyson Foods, Inc., Class A	4,500	80,325
Wm. Wrigley Jr. Co.	5,402	346,971
		4,232,442
Gas Utilities — 0.1%
Integrys Energy Group, Inc.	499	25,564
NICOR, Inc.	938	40,240
Questar Corp.	3,400	178,602
		244,406
Health Care Equipment & Supplies — 1.7%
Bausch & Lomb, Inc.	806	51,584
Baxter International, Inc.	13,886	781,504
Becton, Dickinson and Co.	4,439	364,220
Boston Scientific Corp.(1)	26,319	367,150
C.R. Bard, Inc.	1,891	166,767
Covidien Ltd.(1)	9,594	398,151
Hospira, Inc.(1)	2,597	107,646
Medtronic, Inc.	24,740	1,395,584
St. Jude Medical, Inc.(1)	8,090	356,526
Stryker Corp.	7,212	495,897
Varian Medical Systems, Inc.(1)	2,600	108,914
Zimmer Holdings, Inc.(1)	5,170	418,718
		5,012,661
Health Care Providers & Services — 2.2%
Aetna, Inc.	12,292	667,087
AmerisourceBergen Corp.	4,226	191,565
Cardinal Health, Inc.	8,368	523,251
Cigna Corp.	6,888	367,062
Coventry Health Care, Inc.(1)	3,150	195,961
Express Scripts, Inc.(1)	7,076	394,982
Humana, Inc.(1)	3,135	219,074
Laboratory Corp. of America Holdings(1)	2,400	187,752
Manor Care, Inc.	1,471	94,732
McKesson Corp.	5,759	338,572
Medco Health Solutions, Inc.(1)	6,534	590,608
Patterson Companies, Inc.(1)	2,100	81,081
Quest Diagnostics, Inc.	3,696	213,518
Tenet Healthcare Corp.(1)	7,310	24,562
UnitedHealth Group, Inc.	27,600	1,336,668
WellPoint, Inc.(1)	12,606	994,865
		6,421,340
Health Care Technology — 0.0%
IMS Health, Inc.	4,244	130,036
		130,036
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	10,827	524,352
Darden Restaurants, Inc.	2,562	107,245
Harrah’s Entertainment, Inc.	3,771	327,813
Hilton Hotels Corp.	8,124	377,685
International Game Technology	7,684	331,180
Marriott International, Inc., Class A	7,232	314,375
McDonald’s Corp.	24,461	1,332,391
Starbucks Corp.(1)	15,064	394,677
Starwood Hotels & Resorts Worldwide, Inc.	4,298	261,103
Wendy’s International, Inc.	2,530	88,322
Wyndham Worldwide Corp.	3,797	124,390
Yum! Brands, Inc.	10,346	350,005
		4,533,538
Household Durables — 0.4%
Black & Decker Corp.	1,205	100,377
Centex Corp.	2,442	64,884
D.R. Horton, Inc.	5,000	64,050
Fortune Brands, Inc.	2,945	239,988
Harman International Industries, Inc.	1,300	112,476
KB HOME	1,490	37,339
Leggett & Platt, Inc.	2,928	56,100
Lennar Corp., Class A	3,400	77,010
Newell Rubbermaid, Inc.	5,096	146,867
Pulte Homes, Inc.	4,860	66,145
Snap-On, Inc.	873	43,248
The Stanley Works	1,281	71,903
Whirlpool Corp.	1,159	103,267
		1,183,654
Household Products — 2.1%
Clorox Co.	3,445	210,111
Colgate-Palmolive Co.	10,618	757,276
Kimberly-Clark Corp.	9,529	669,507
Procter & Gamble Co.	65,562	4,611,631
		6,248,525
Independent Power Producers & Energy Traders — 0.5%
Constellation Energy Group	3,844	329,777
Dynegy, Inc., Class A(1)	5,736	53,001
The AES Corp.(1)	13,081	262,143
TXU Corp.	9,960	681,961
		1,326,882
Industrial Conglomerates — 3.8%
3M Co.	15,694	1,468,645
General Electric Co.	215,851	8,936,231
Textron, Inc.	4,732	294,378
Tyco Electronics Ltd.	9,594	339,915
		11,039,169
Information Technology Services — 0.8%
Affiliated Computer Services, Inc., Class A(1)	2,300	115,552
Automatic Data Processing, Inc.	9,913	455,304
Cognizant Technology Solutions Corp., Class A(1)	2,600	207,402
Computer Sciences Corp.(1)	3,266	182,569
Convergys Corp.(1)	2,590	44,962
Electronic Data Systems Corp.	10,014	218,706
Fidelity National Information Services, Inc.	3,300	146,421
Fiserv, Inc.(1)	3,775	191,997
Paychex, Inc.	7,597	311,477
Unisys Corp.(1)	4,833	31,995

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS S&P 500 Index VIP Series (continued)

September 30, 2007 (unaudited)	Shares	Value
Information Technology Services — (continued)
Western Union Co.	15,929	$334,031
		2,240,416
Insurance — 4.4%
ACE Ltd.	6,224	376,988
AFLAC, Inc.	11,497	655,789
Allstate Corp.	13,399	766,289
Ambac Financial Group, Inc.	2,084	131,104
American International Group, Inc.	53,503	3,619,478
Aon Corp.	5,608	251,294
Assurant, Inc.	2,100	112,350
Cincinnati Financial Corp.	4,875	211,136
Genworth Financial, Inc., Class A	8,000	245,840
Lincoln National Corp.	6,446	425,243
Loews Corp.	9,663	467,206
Marsh & McLennan Cos., Inc.	11,451	292,001
MBIA, Inc.	2,700	164,835
MetLife, Inc.	15,772	1,099,782
Principal Financial Group, Inc.	5,188	327,311
Progressive Corp.	14,224	276,088
Prudential Financial, Inc.	9,477	924,766
Safeco Corp.	2,047	125,317
The Chubb Corp.	7,936	425,687
The Hartford Financial Services Group, Inc.	6,290	582,139
The Travelers Companies, Inc.	13,898	699,625
Torchmark Corp.	1,782	111,054
Unum Group	9,310	227,816
XL Capital Ltd., Class A	3,956	313,315
		12,832,453
Internet & Catalog Retail — 0.2%
Amazon.com, Inc.(1)	6,400	596,160
IAC/InterActiveCorp(1)	4,000	118,680
		714,840
Internet Software & Services — 1.6%
Akamai Technologies, Inc.(1)	3,400	97,682
eBay, Inc.(1)	25,334	988,533
Google, Inc., Class A(1)	4,600	2,609,442
VeriSign, Inc.(1)	4,100	138,334
Yahoo! Inc.(1)	25,976	697,196
		4,531,187
Leisure Equipment & Products — 0.2%
Brunswick Corp.	1,348	30,815
Eastman Kodak Co.	7,563	202,386
Hasbro, Inc.	2,589	72,182
Mattel, Inc.	9,333	218,952
		524,335
Life Sciences Tools & Services — 0.3%
Applera Corp. - Applied Biosystems Group	3,176	110,017
Millipore Corp.(1)	723	54,803
PerkinElmer, Inc.	1,870	54,623
Thermo Fisher Scientific, Inc.(1)	8,790	507,359
Waters Corp.(1)	1,962	131,297
		858,099
Machinery — 1.8%
Caterpillar, Inc.	13,694	1,074,021
Cummins, Inc.	2,036	260,384
Danaher Corp.	5,066	419,009
Deere & Co.	4,466	662,844
Dover Corp.	7,032	358,280
Eaton Corp.	2,646	262,060
Illinois Tool Works, Inc.	11,408	680,373
Ingersoll-Rand Co. Ltd., Class A	5,794	315,599
ITT Corp.	4,742	322,124
PACCAR, Inc.	5,273	449,523
Pall Corp.	2,232	86,825
Parker-Hannifin Corp.	2,365	264,478
Terex Corp.(1)	1,900	169,138
		5,324,658
Media — 3.1%
CBS Corp., Class B	15,737	495,715
Clear Channel Communications, Inc.	9,954	372,678
Comcast Corp., Class A(1)	64,632	1,562,802
Dow Jones & Co., Inc.	1,257	75,043
E.W. Scripps Co., Class A	1,600	67,200
Gannett Co., Inc.	5,313	232,178
Interpublic Group Cos., Inc.(1)	7,803	80,995
McGraw-Hill Cos., Inc.	7,324	372,865
Meredith Corp.	742	42,517
New York Times Co., Class A	3,273	64,674
News Corp., Class A	47,300	1,040,127
Omnicom Group, Inc.	6,222	299,216
The DIRECTV Group, Inc.(1)	15,600	378,768
The Walt Disney Co.	42,416	1,458,686
Time Warner, Inc.	86,724	1,592,253
Tribune Co.	6,418	175,340
Viacom, Inc., Class B(1)	15,737	613,271
		8,924,328
Metals & Mining — 1.0%
Alcoa, Inc.	18,625	728,610
Allegheny Technologies, Inc.	2,406	264,540
Freeport-McMoran Copper & Gold, Inc., Class B	8,003	839,434
Newmont Mining Corp.	9,604	429,587
Nucor Corp.	6,822	405,704
United States Steel Corp.	2,788	295,361
		2,963,236
Multi-Utilities — 0.1%
NiSource, Inc.	4,793	91,738
Sempra Energy	5,394	313,499
		405,237
Multiline Retail — 1.0%
Big Lots, Inc.(1)	1,734	51,743
Dillards, Inc., Class A	1,262	27,549
Family Dollar Stores, Inc.	2,592	68,844
J.C. Penney Co., Inc.	5,398	342,071
Kohl’s Corp.(1)	6,913	396,322
Macy’s, Inc.	11,094	358,558
Nordstrom, Inc.	5,040	236,326
Sears Holdings Corp.(1)	1,811	230,359
Target Corp.	17,546	1,115,399
		2,827,171
Office Electronics — 0.1%
Xerox Corp.(1)	20,891	362,250
		362,250
Oil, Gas & Consumable Fuels — 9.0%
Anadarko Petroleum Corp.	9,186	493,747
Apache Corp.	7,096	639,066
Chesapeake Energy Corp.	6,700	236,242
Chevron Corp.	45,419	4,250,310
ConocoPhillips	34,735	3,048,691
CONSOL Energy, Inc.	3,600	167,760
Devon Energy Corp.	8,698	723,674

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS S&P 500 Index VIP Series (continued)

September 30, 2007 (unaudited)	Shares	Value
Oil, Gas & Consumable Fuels — (continued)
El Paso Corp.	13,790	$234,016
EOG Resources, Inc.	4,845	350,439
Exxon Mobil Corp.	118,602	10,977,801
Hess Corp.	5,421	360,659
Marathon Oil Corp.	14,496	826,562
Murphy Oil Corp.	3,000	209,670
Occidental Petroleum Corp.	17,458	1,118,709
Peabody Energy Corp.	5,300	253,711
Spectra Energy Corp.	11,651	285,216
Sunoco, Inc.	2,532	179,215
Valero Energy Corp.	12,700	853,186
Williams Companies, Inc.	12,415	422,855
XTO Energy, Inc.	9,233	570,969
		26,202,498
Paper & Forest Products — 0.3%
International Paper Co.	9,605	344,531
MeadWestvaco Corp.	2,990	88,295
Weyerhaeuser Co.	5,010	362,223
		795,049
Personal Products — 0.2%
Avon Products, Inc.	9,396	352,632
Estee Lauder Companies, Inc., Class A	2,300	97,658
		450,290
Pharmaceuticals — 5.9%
Abbott Laboratories	32,289	1,731,336
Allergan, Inc.	5,726	369,155
Barr Pharmaceuticals, Inc.(1)	2,000	113,820
Bristol-Myers Squibb Co.	41,437	1,194,214
Eli Lilly & Co.	22,839	1,300,224
Forest Laboratories, Inc.(1)	7,079	263,976
Johnson & Johnson	60,954	4,004,678
King Pharmaceuticals, Inc.(1)	3,645	42,719
Merck & Co., Inc.	45,858	2,370,400
Mylan Laboratories, Inc.	4,500	71,820
Pfizer, Inc.	150,003	3,664,573
Schering-Plough Corp.	31,420	993,815
Watson Pharmaceuticals, Inc.(1)	1,956	63,375
Wyeth	27,069	1,205,924
		17,390,029
Real Estate Investment Trusts — 1.2%
Apartment Investment & Management Co., Class A	3,463	156,285
Archstone-Smith Trust	4,200	252,588
AvalonBay Communities, Inc.	1,600	188,896
Boston Properties, Inc.	2,200	228,580
Developers Diversified Realty Corp.	2,600	145,262
Equity Residential	5,321	225,398
General Growth Properties, Inc.	5,100	273,462
Host Hotels & Resorts, Inc.	10,800	242,352
Kimco Realty Corp.	4,200	189,882
Plum Creek Timber Co., Inc.	3,362	150,483
ProLogis	5,292	351,124
Public Storage, Inc.	2,900	228,085
Simon Property Group, Inc.	4,402	440,200
Vornado Realty Trust	2,700	295,245
		3,367,842
Real Estate Management & Development — 0.0%
CB Richard Ellis Group, Inc., Class A(1)	3,700	103,008
		103,008
Road & Rail — 0.7%
Burlington Northern Santa Fe Corp.	7,561	613,726
CSX Corp.	8,968	383,203
Norfolk Southern Corp.	8,129	421,976
Ryder System, Inc.	930	45,570
Union Pacific Corp.	5,442	615,273
		2,079,748
Semiconductors & Semiconductor Equipment — 2.7%
Advanced Micro Devices, Inc.(1)	11,902	157,106
Altera Corp.	6,790	163,503
Analog Devices, Inc.	6,027	217,936
Applied Materials, Inc.	29,509	610,836
Broadcom Corp., Class A(1)	9,144	333,207
Intel Corp.	120,553	3,117,501
KLA-Tencor Corp.	3,328	185,636
Linear Technology Corp.	5,347	187,092
LSI Corp.(1)	14,361	106,559
Maxim Integrated Products, Inc.	7,129	209,236
MEMC Electronic Materials, Inc.(1)	4,600	270,756
Microchip Technology, Inc.	4,600	167,072
Micron Technology, Inc.(1)	15,228	169,031
National Semiconductor Corp.	6,658	180,565
Novellus Systems, Inc.(1)	2,370	64,606
NVIDIA Corp.(1)	12,261	444,339
Teradyne, Inc.(1)	3,377	46,603
Texas Instruments, Inc.	31,480	1,151,853
Xilinx, Inc.	5,730	149,782
		7,933,219
Software — 3.2%
Adobe Systems, Inc.(1)	11,654	508,814
Autodesk, Inc.(1)	4,116	205,676
BMC Software, Inc.(1)	3,606	112,615
CA, Inc.	9,555	245,755
Citrix Systems, Inc.(1)	4,616	186,117
Compuware Corp.(1)	5,622	45,088
Electronic Arts, Inc.(1)	6,400	358,336
Intuit, Inc.(1)	6,330	191,799
Microsoft Corp.	177,565	5,231,065
Novell, Inc.(1)	7,029	53,702
Oracle Corp.(1)	83,811	1,814,508
Symantec Corp.(1)	21,273	412,271
		9,365,746
Specialty Retail — 1.6%
Abercrombie & Fitch Co., Class A	1,500	121,050
AutoNation, Inc.(1)	4,700	83,284
AutoZone, Inc.(1)	1,474	171,190
Bed, Bath & Beyond, Inc.(1)	5,064	172,784
Best Buy Co., Inc.	8,740	402,215
Circuit City Stores, Inc.	3,140	24,837
Gap, Inc.	14,914	275,014
Limited Brands, Inc.	9,195	210,474
Lowe’s Companies, Inc.	30,368	850,911
Office Depot, Inc.(1)	6,624	136,587
OfficeMax, Inc.	2,141	73,372
RadioShack Corp.	2,565	52,993
Sherwin-Williams Co.	2,251	147,913
Staples, Inc.	13,890	298,496
The Home Depot, Inc.	42,730	1,386,161
Tiffany & Co.	3,379	176,891
TJX Cos., Inc.	8,072	234,653
		4,818,825

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investment - RS S&P 500 Index VIP Series (continued)

September 30, 2007 (unaudited)	Shares	Value
Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.(1)	7,600	$359,252
Jones Apparel Group, Inc.	1,927	40,717
Liz Claiborne, Inc.	1,595	54,756
NIKE, Inc., Class B	8,816	517,147
Polo Ralph Lauren Corp.	1,200	93,300
V.F. Corp.	1,636	132,107
		1,197,279
Thrifts & Mortgage Finance — 1.1%
Countrywide Financial Corp.	12,410	235,914
Federal Home Loan Mortgage Corp.	13,787	813,571
Federal National Mortgage Association	20,413	1,241,315
Hudson City Bancorp, Inc.	10,500	161,490
MGIC Investment Corp.	1,536	49,628
Sovereign Bancorp, Inc.	9,765	166,396
Washington Mutual, Inc.	18,321	646,914
		3,315,228
Tobacco — 1.2%
Altria Group, Inc.	43,295	3,010,301
Reynolds American, Inc.	4,678	297,474
UST, Inc.	3,831	190,018
		3,497,793
Trading Companies & Distributors — 0.1%
W.W. Grainger, Inc.	2,192	199,888
		199,888
Wireless Telecommunication Services — 0.5%
ALLTEL Corp.	6,702	466,995
Sprint Nextel Corp.	59,117	1,123,223
		1,590,218
Total Common Stocks (Cost $205,474,089)		285,897,879

	Principal Amount	Value
U.S. Government Securities — 0.1%
U.S. Treasury Bills — 0.1%
United States Treasury Bill:
3.596% due 12/20/2007 (2)	$230,000	228,162
3.687% due 12/27/2007 (2)	20,000	19,822
4.27% due 12/6/2007 (2)	40,000	39,568
4.816% due 10/11/2007 (2)	30,000	29,960
		317,512
Total U.S. Government Securities (Cost $317,631)		317,512

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	7	314
RS Emerging Growth Fund, Class Y(3)	29	1,253
RS Emerging Markets Fund, Class A(3)	12	360
RS Global Natural Resources Fund, Class Y(3)	96	3,703
RS Growth Fund, Class Y(3)	69	1,214
RS Investors Fund, Class Y(3)	172	2,112
RS MidCap Opportunities Fund, Class Y(3)	59	993
RS Partners Fund, Class Y(3)	29	1,034
RS Smaller Company Growth Fund, Class Y(3)	30	697
RS Value Fund, Class Y(3)	22	630
Total Other Investments (Cost $11,657)		12,310

September 30, 2007 (unaudited)	Principal Amount	Value
Repurchase Agreements — 2.0%
State Street Bank and Trust Co. Repurchase Agreement, 4.65% dated 9/28/07, maturity value of $5,814,252, due 10/01/07, collateralized by $5,815,000 in FNMA, 5.70%, due 9/02/11, with a value of $5,931,300	$5,812,000	$5,812,000
Total Repurchase Agreements (Cost $5,812,000)		5,812,000
Total Investments — 99.9% (Cost $211,615,377)		292,039,701
Other Assets, Net — 0.1%		216,308
Total Net Assets — 100.0%		$292,256,009

(1)	Non income-producing security.
(2)	The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

Description	Number of Contracts	Expiration	Face Value (Thousands)	Unrealized Appreciation
Purchased Futures Contracts
S&P 500 INDEX	15	12/2007	$5,768	$182,850

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Asset Allocation VIP Series

September 30, 2007 (unaudited)	Shares	Value
Mutual Fund — 76.6%
Funds — 76.6%
RS S&P 500 Index VIP Series(1)	3,489,950	$39,366,639
Total Mutual Fund (Cost $31,660,260)		39,366,639

	Principal Amount	Value
U.S. Government Securities — 0.3%
U.S. Treasury Bills — 0.3%
United States Treasury Bill:
3.75% due 12/20/2007 (2)	$20,000	19,834
4.78% due 11/1/2007 (2)	130,000	129,465
5.89% due 12/6/2007 (2)	20,000	19,784
		169,083
Total U.S. Government Securities (Cost $169,083)		169,083

	Shares	Value
Other Investments — For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	1	58
RS Emerging Growth Fund, Class Y(3)	5	231
RS Emerging Markets Fund, Class A(3)	2	65
RS Global Natural Resources Fund, Class Y(3)	18	682
RS Growth Fund, Class Y(3)	13	224
RS Investors Fund, Class Y(3)	32	390
RS MidCap Opportunities Fund, Class Y(3)	11	183
RS Partners Fund, Class Y(3)	5	189
RS Smaller Company Growth Fund, Class Y(3)	6	129
RS Value Fund, Class Y(3)	4	116
Total Other Investments (Cost $2,145)		2,267

	Principal Amount	Value
Repurchase Agreements — 23.1%
Lehman Brothers Repurchase Agreement, 4.65% dated 9/28/07, maturity value of $6,002,325, due 10/1/07, collateralized by $6,155,000 in FNMA, 5.15%, due 3/8/12, with a value of $6,120,000	$6,000,000	6,000,000
State Street Bank and Trust Co. Repurchase Agreement, 4.65% dated 9/28/07, maturity value of $5,886,280, due 10/1/07, collateralized by $5,975,000 in FHLB, 4.50%, due 10/9/09, with a value of $6,004,875	5,884,000	5,884,000
Total Repurchase Agreements (Cost $11,884,000)		11,884,000
Total Investments — 100.0% (Cost $43,715,488)		51,421,989
Other Liabilities, Net — 0.0%		(4,125)
Total Net Assets — 100.0%		$51,417,864

(1)	Affiliated issuer. See Notes to Schedule of Investments.
(2)	The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

Description	Number of Contracts	Expiration	Face Value (Thousands)	Unrealized Depreciation
Written Futures Contracts
S&P 500 INDEX	(8)	12/2007	$(3,076)	$(93,128)

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Investment Quality Bond VIP Series

September 30, 2007 (unaudited)	Principal Amount	Value
Asset Backed Securities — 4.5%
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033 (1)	$2,574,527	$2,479,886
Amresco Residential Securities Mortgage Loan Trust
1997-1 MIF
7.42% due 3/25/2027	141,496	140,900
Carmax Auto Owner Trust
2005-1 A4
4.35% due 3/15/2010	4,251,000	4,218,997
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	445,037	421,389
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
4.553% due 8/25/2033 (1)	1,385,031	1,334,438
Countrywide Asset-Backed Certificates Trust
2004-S1 A2
3.872% due 3/25/2020 (1)	217,770	208,677
Ford Credit Auto Owner Trust
2005-B A4
4.38% due 1/15/2010	2,450,000	2,436,645
Nissan Auto Receivables Owner Trust
2005-A A4
3.82% due 7/15/2010	5,400,000	5,347,644
Residential Asset Mortgage Products, Inc.
2003-RZ4 A5
4.66% due 2/25/2032	860,000	845,576
2003-RS7 AI4
5.09% due 2/25/2031 (1)	1,432,406	1,419,615
Residential Funding Mortgage Securities Trust
2003-HS3 AI2
3.15% due 7/25/2018 (1)	232,150	230,597
Vanderbilt Acquisition Loan Trust
2002-1 A3
5.70% due 9/7/2023 (1)	1,462,015	1,467,652
Total Asset Backed Securities (Cost $20,715,223)		20,552,016
Collateralized Mortgage Obligations — 20.7%
Banc of America Alternative Loan Trust
2004-1 2A1
6.00% due 2/25/2034	7,190,275	7,129,611
Banc of America Funding Corp.
2006-3 5A5
5.50% due 3/25/2036	3,265,612	3,222,817
Banc of America Mortgage Securities, Inc.
2004-F 2A6
4.146% due 7/25/2034 (1)	1,350,000	1,329,797
Citigroup Mortgage Loan Trust
2005-8 2A5
5.50% due 9/25/2035	1,373,279	1,375,470
Citimortgage Alternative Loan Trust
2006-A4 1A9
6.00% due 9/25/2036	2,263,646	2,278,514
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	3,519,062	3,570,624
2006-19CB A15
6.00% due 8/25/2036	3,928,466	3,972,374
2006-45T1 1A7
6.00% due 2/25/2037	3,515,738	3,460,479
Countrywide Home Loans Trust
2002-19 1A1
6.25% due 11/25/2032	1,890,873	1,912,033
FHLMC
2663 VQ
5.00% due 6/15/2022	2,800,000	2,645,913
1534 Z
5.00% due 6/15/2023	1,215,883	1,208,988
2500 TD
5.50% due 2/15/2016	199,742	200,062
3227 PR
5.50% due 9/15/2035	8,458,331	8,279,776
FNMA
2006-45 AC
5.50% due 6/25/2036	1,969,183	1,957,961
2002-52 PB
6.00% due 2/25/2032	5,500,000	5,557,993
GNMA
1997-19 PG
6.50% due 12/20/2027	4,994,053	5,075,958
J.P. Morgan Mortgage Trust
2005-S2 2A15
6.00% due 9/25/2035	5,307,699	5,276,187
Mastr Asset Securitization Trust
2003-10 3A7
5.50% due 11/25/2033	2,142,000	2,083,279
Residential Accredit Loans, Inc.
2007-QS1 1A1
6.00% due 1/25/2037	4,305,979	4,371,356
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	3,774,346	3,777,887
Residential Funding Mortgage Securities I
2006-S10 1A1
6.00% due 10/25/2036	4,795,105	4,769,633
Residential Funding Mortgage Securities Trust
2006-S3 A7
5.50% due 3/25/2036	4,085,381	4,002,133
Wells Fargo Mortgage Backed Securities Trust
2003-11 1A3
4.75% due 10/25/2018	3,500,000	3,467,059
2005-5 1A1
5.00% due 5/25/2020	4,565,918	4,447,491
2006-1 A3
5.00% due 3/25/2021	2,577,841	2,486,813
2003-2 A7
5.25% due 2/25/2018	5,900,000	5,799,028
Total Collateralized Mortgage Obligations (Cost $94,301,438)		93,659,236
Commercial Mortgage Backed Securities — 8.3%
Bear Stearns Commercial Mortgage Securities
2006-T24 AM
5.568% due 10/12/2041 (1)	2,822,000	2,776,434
Chase Commercial Mortgage Securities Corp.
1998-2 A2
6.39% due 11/18/2030	634,971	640,712

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Investment Quality Bond VIP Series (continued)

September 30, 2007 (unaudited)	Principal Amount	Value
Commercial Mortgage Backed Securities — (continued)
Crown Castle Towers LLC
2005-1A AFX
4.643% due 6/15/2035 (2)	$3,499,999	$3,435,004
First Union National Bank Commercial Mortgage Trust
2000-C2 A1
6.94% due 10/15/2032	21,796	21,768
Four Times Square Trust
2000-4TS A2
7.795% due 4/15/2015 (2)	5,510,000	5,921,453
GMAC Commercial Mortgage Securities, Inc.
2006 C1 AM
5.29% due 11/10/2045 (1)	2,100,000	2,036,984
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2005-LDP3 A4
4.936% due 8/15/2042 (1)	4,000,000	3,861,392
2005-LDP5 A4
5.345% due 12/15/2044 (1)	2,880,000	2,847,249
2001-C1 A3
5.857% due 10/12/2035	4,000,000	4,103,407
J.P. Morgan Commercial Mortgage Finance Corp.
2000-C9 A2
7.77% due 10/15/2032	3,955,994	4,135,081
LB UBS Comm’l. Mortgage Trust
2006-C6 AM
5.413% due 9/15/2039	3,600,000	3,507,531
Merrill Lynch Mortgage Trust
2004-BPC1 A5
4.855% due 10/12/2041 (1)	3,475,000	3,350,472
2006-C1 AM
5.843% due 5/12/2039 (1)	1,000,000	1,000,339
Total Commercial Mortgage Backed Securities (Cost $37,612,010)		37,637,826
Corporate Bonds — 18.9%
Aerospace & Defense — 0.3%
General Dynamics Corp.
4.50% due 8/15/2010	500,000	492,954
L-3 Communications Corp.
6.125% due 1/15/2014	1,000,000	980,000
		1,472,954
Automotive — 0.4%
DaimlerChrysler NA Holdings
4.05% due 6/4/2008	800,000	791,236
6.50% due 11/15/2013	300,000	311,077
TRW, Inc.
7.75% due 6/1/2029	500,000	589,626
		1,691,939
Building Materials — 0.3%
CRH America, Inc.
6.00% due 9/30/2016	1,350,000	1,311,709
		1,311,709
Diversified Manufacturing — 0.5%
Siemens Financieringsmat N.V.
6.125% due 8/17/2026 (2)	750,000	753,023
United Technologies Corp.
4.375% due 5/1/2010	500,000	494,688
4.875% due 5/1/2015	1,000,000	962,620
		2,210,331
Electric — 0.4%
Nevada Power Co.
6.65% due 4/1/2036	600,000	595,600
PacifiCorp
5.25% due 6/15/2035	350,000	305,472
PPL Electric Utilities Corp.
6.45% due 8/15/2037	1,000,000	1,014,832
		1,915,904
Energy — 0.7%
Anadarko Petroleum Corp.
6.45% due 9/15/2036	600,000	590,699
Canadian Natural Resources Ltd.
6.25% due 3/15/2038	600,000	578,802
RAS Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 9/15/2009 (2)	960,688	951,110
Western Oil Sands, Inc.
8.375% due 5/1/2012	1,000,000	1,103,750
		3,224,361
Energy-Refining — 0.1%
Tosco Corp.
8.125% due 2/15/2030	500,000	607,919
		607,919
Entertainment — 0.5%
Time Warner, Inc.
7.57% due 2/1/2024	1,450,000	1,563,661
Viacom, Inc.
6.875% due 4/30/2036	800,000	796,667
		2,360,328
Finance Companies — 1.2%
Capital One Bank Co.
5.75% due 9/15/2010	1,000,000	1,010,131
General Electric Capital Corp.
6.75% due 3/15/2032	850,000	935,827
GMAC LLC
5.125% due 5/9/2008	1,500,000	1,488,126
Household Finance Corp.
6.375% due 11/27/2012	1,000,000	1,034,623
SLM Corp.
4.00% due 1/15/2009	1,050,000	1,012,005
		5,480,712
Financial — 1.5%
Bear Stearns Cos., Inc.
6.40% due 10/2/2017	400,000	398,223
Goldman Sachs Group, Inc.
5.125% due 1/15/2015	1,650,000	1,584,270
Lehman Brothers Holdings Capital Trust VII
5.857% due 5/13/2012 (3)	1,000,000	952,715
Lehman Brothers Holdings, Inc.
6.50% due 7/19/2017	500,000	506,718
Merrill Lynch & Co.
5.00% due 1/15/2015	1,000,000	947,372
6.05% due 8/15/2012	1,000,000	1,025,319
Morgan Stanley
4.00% due 1/15/2010	400,000	390,790

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Investment Quality Bond VIP Series (continued)

September 30, 2007 (unaudited)	Principal Amount	Value
Financial — (continued)
4.75% due 4/1/2014	$950,000	$892,355
		6,697,762
Financial - Banks — 3.6%
American Express Bank FSB
6.00% due 9/13/2017	500,000	497,481
Bank of America Corp.
4.875% due 9/15/2012	1,300,000	1,272,244
Bank One Corp.
5.25% due 1/30/2013	600,000	594,829
BB&T Corp.
4.90% due 6/30/2017	1,000,000	922,397
Citigroup, Inc.
4.625% due 8/3/2010	1,300,000	1,289,570
5.00% due 9/15/2014	1,150,000	1,108,506
6.00% due 8/15/2017	1,000,000	1,023,223
City National Corp.
5.125% due 2/15/2013	700,000	675,513
Credit Suisse First Boston USA, Inc.
6.50% due 1/15/2012	800,000	836,067
Deutsche Bank AG London
6.00% due 9/1/2017	800,000	810,334
HSBC USA, Inc.
4.625% due 4/1/2014	700,000	653,290
J.P. Morgan Chase Capital XXII
6.45% due 2/2/2037	400,000	368,624
JPMorgan Chase & Co.
5.75% due 1/2/2013	900,000	912,694
PNC Funding Corp.
5.50% due 9/28/2012	800,000	801,029
Sovereign Bank, Inc.
5.125% due 3/15/2013	1,000,000	953,149
Wachovia Capital Trust III
5.80% due 3/15/2011 (3)	1,000,000	993,291
Wachovia Corp.
5.25% due 8/1/2014	900,000	882,046
Washington Mutual Bank, FA
5.65% due 8/15/2014	600,000	577,573
Wells Fargo Bank NA
5.75% due 5/16/2016	1,200,000	1,210,326
		16,382,186
Food & Beverage — 0.4%
Diageo Capital PLC
5.50% due 9/30/2016	500,000	488,566
Kellogg Co.
2.875% due 6/1/2008	1,250,000	1,229,200
		1,717,766
Health Care — 0.2%
Fisher Scientific International, Inc.
6.125% due 7/1/2015	800,000	785,406
		785,406
Home Construction — 0.1%
Ryland Group, Inc.
5.375% due 6/1/2008	500,000	493,592
		493,592
Insurance — 1.2%
Allied World Assurance Co. Hldgs., Ltd.
7.50% due 8/1/2016	400,000	419,367
AXA SA
6.463% due 12/14/2018 (2)(3)	800,000	738,982
Liberty Mutual Group, Inc.
7.50% due 8/15/2036 (2)	400,000	410,012
MetLife, Inc.
6.40% due 12/15/2036 (1)	1,000,000	950,851
Symetra Financial Corp.
6.125% due 4/1/2016 (2)	800,000	799,734
UnitedHealth Group, Inc.
5.375% due 3/15/2016	675,000	656,903
6.50% due 6/15/2037 (2)	500,000	503,894
UnumProvident Finance Co.
Sr. Nt.
6.85% due 11/15/2015 (2)	1,100,000	1,121,868
		5,601,611
Media - Cable — 0.8%
Comcast Cable Communications, Inc.
6.875% due 6/15/2009	1,050,000	1,078,843
Comcast Corp.
6.45% due 3/15/2037	1,100,000	1,085,954
6.50% due 1/15/2017	800,000	825,249
Time Warner Cable, Inc.
5.85% due 5/1/2017 (2)	800,000	777,766
		3,767,812
Media - NonCable — 0.1%
News America Holdings, Inc.
8.00% due 10/17/2016	500,000	569,538
		569,538
Metals & Mining — 0.5%
Noranda, Inc.
6.00% due 10/15/2015	750,000	757,636
Steel Dynamics, Inc.
6.75% due 4/1/2015 (2)	700,000	675,500
United States Steel Corp.
6.65% due 6/1/2037	600,000	553,533
Vale Overseas Ltd.
6.875% due 11/21/2036	400,000	412,107
		2,398,776
Natural Gas-Pipelines — 0.1%
Enterprise Products Operating LP
8.375% due 8/1/2066 (1)	400,000	411,101
		411,101
Noncaptive Consumer — 0.1%
Residential Capital LLC
7.125% due 11/21/2008 (1)	600,000	537,000
		537,000
Paper & Forest Products — 0.1%
Weyerhaeuser Co.
6.75% due 3/15/2012	275,000	285,500
		285,500
Pharmaceuticals — 0.6%
Amgen, Inc.
5.85% due 6/1/2017 (2)	800,000	792,374
AstraZeneca PLC
6.45% due 9/15/2037	600,000	622,120
Genentech, Inc.
4.75% due 7/15/2015	600,000	565,712
Schering-Plough Corp.
5.55% due 12/1/2013 (1)	400,000	397,315
Wyeth
5.95% due 4/1/2037	475,000	458,386
		2,835,907

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Investment Quality Bond VIP Series (continued)

September 30, 2007 (unaudited)	Principal Amount	Value
Railroads — 0.4%
CSX Corp.	$550,000	$547,614
4.875% due 11/1/2009
Norfolk Southern Corp.
6.75% due 2/15/2011	1,150,000	1,201,667
		1,749,281
Real Estate Investment Trusts — 1.4%
ERP Operating LP	775,000	725,843
5.375% due 8/1/2016
Federal Realty Investment Trust
6.20% due 1/15/2017	550,000	545,656
Highwoods Realty Ltd.
5.85% due 3/15/2017	600,000	568,580
Liberty Property LP
7.25% due 3/15/2011	700,000	728,857
PPF Funding, Inc.
5.35% due 4/15/2012 (2)	750,000	743,501
Regency Centers LP
6.75% due 1/15/2012	375,000	389,119
Simon Property Group LP
5.25% due 12/1/2016	750,000	701,696
USB Realty Corp.
6.091% due 1/15/2012 (2)(3)	950,000	912,523
Westfield Group
5.40% due 10/1/2012 (2)	900,000	889,670
		6,205,445
Retailers — 0.2%
CVS Caremark Corp.
5.75% due 6/1/2017	475,000	463,624
Wal-Mart Stores, Inc.
4.50% due 7/1/2015	500,000	466,923
		930,547
Supermarkets — 0.1%
Kroger Co.
7.50% due 4/1/2031	350,000	385,559
		385,559
Technology — 0.3%
Cisco Systems, Inc.
5.50% due 2/22/2016	450,000	446,991
International Business Machines Corp.
5.70% due 9/14/2017	400,000	402,096
National Semiconductor Corp.
6.60% due 6/15/2017	500,000	512,164
		1,361,251
Utilities-Electric — 0.9%
Alabama Power Co.
5.65% due 3/15/2035	750,000	669,887
Exelon Corp.
4.45% due 6/15/2010	750,000	733,406
Florida Power & Light Co.
4.95% due 6/1/2035	750,000	638,201
Pacific Gas & Electric Co.
6.05% due 3/1/2034	450,000	441,941
Potomac Edison Co.
5.35% due 11/15/2014	850,000	822,179
Public Service Electric Gas Co.
5.125% due 9/1/2012	500,000	494,812
		3,800,426
Utilities-Electric & Water — 0.4%
Public Service Co. of New Mexico
4.40% due 9/15/2008	2,000,000	1,981,010
		1,981,010
Wireless Communications — 0.4%
New Cingular Wireless Services, Inc.
8.125% due 5/1/2012	1,250,000	1,386,071
Vodafone Group PLC
6.15% due 2/27/2037	350,000	335,857
		1,721,928
Wireline Communications — 1.1%
AT&T, Inc.
6.80% due 5/15/2036	600,000	642,161
Deutsche Telekom International Finance BV
8.25% due 6/15/2030 (1)	850,000	1,040,539
France Telecom S.A.
7.75% due 3/1/2011 (1)	800,000	859,938
8.50% due 3/1/2031 (1)	335,000	430,579
Sprint Capital Corp.	700,000	702,768
6.90% due 5/1/2019
Telecom Italia Capital	550,000	522,130
5.25% due 10/1/2015
Verizon Communications, Inc.	800,000	792,094
5.55% due 2/15/2016		4,990,209
Total Corporate Bonds (Cost $86,783,059)		85,885,770
Mortgage Pass-Through Securities — 22.4%
FHLMC
5.50% due 9/1/2034 -12/1/2036	11,152,495	10,930,557
7.00% due 8/1/2008	2,151	2,170
FNMA
5.00% due 3/1/2022 -2/1/2037	28,675,489	27,589,686
5.274% due 6/1/2036 (1)	3,150,750	3,151,661
5.50% due 4/1/2022 -7/1/2037	37,202,321	36,517,652
5.78% due 12/1/2036 (1)	3,502,481	3,539,921
6.00% due 8/1/2021 -10/1/2036	3,488,237	3,511,797
6.201% due 8/1/2046 (1)	3,272,336	3,331,377
6.50% due 8/1/2010 -9/1/2037	9,304,463	9,479,026
7.00% due 9/1/2014 -6/1/2032	569,805	591,861
7.50% due 12/1/2029	458,260	480,414
8.00% due 6/1/2008 -9/1/2030	143,400	151,160
GNMA
6.00% due 10/15/2032 -12/15/2033	1,155,643	1,165,486
6.50% due 2/15/2032 -4/15/2033	938,911	962,127
Total Mortgage Pass-Through Securities (Cost $100,672,547)		101,404,895
Sovereign Debt Securities — 0.6%
Pemex Project Funding Master Trust
6.625% due 6/15/2035	275,000	283,381
7.875% due 2/1/2009	1,200,000	1,239,136
Quebec Province
4.60% due 5/26/2015	900,000	871,798

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Investment Quality Bond VIP Series (continued)

September 30, 2007 (unaudited)	Principal Amount	Value
Sovereign Debt Securities — (continued)
United Mexican States	$450,000	$447,975
4.625% due 10/8/2008
Total Sovereign Debt Securities (Cost $2,819,903)		2,842,290
Taxable Municipal Securities — 0.1%
Oregon — 0.1%
Oregon School Board Association
4.759% due 6/30/2028	450,000	410,076
		410,076
Total Taxable Municipal Security (Cost $450,000)		410,076
U.S. Government Securities — 22.9%
U.S. Government Agency Securities — 4.8%
FHLB
5.125% due 7/17/2018	7,300,000	7,107,032
FHLMC
5.00% due 7/2/2018	4,255,000	4,119,572
FNMA
4.375% due 7/17/2013	10,900,000	10,679,166
		21,905,770
U.S. Treasury Bonds — 4.6%
U.S. Treasury Bonds
4.75% due 2/15/2037	4,530,000	4,467,359
6.25% due 8/15/2023	6,510,000	7,478,870
8.00% due 11/15/2021	1,150,000	1,516,742
8.125% due 8/15/2019	3,685,000	4,800,000
8.50% due 2/15/2020	1,900,000	2,553,868
		20,816,839
U.S. Treasury Notes — 13.5%
U.S. Treasury Notes
4.00% due 8/31/2009	98,000	98,069
4.125% due 8/31/2012	14,000,000	13,943,132
4.25% due 9/30/2012	7,100,000	7,106,099
4.50% due 4/30/2012 -5/15/2017	3,785,000	3,819,171
4.625% due 2/29/2012	95,000	96,685
4.75% due 8/15/2017	13,785,000	13,970,243
4.875% due 7/31/2011 -6/30/2012	21,740,000	22,316,564
		61,349,963
Total U.S. Government Securities (Cost $102,590,103)		104,072,572

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(4)	11	466
RS Emerging Growth Fund, Class Y(4)	44	1,859
RS Emerging Markets Fund, Class A(4)	18	545
RS Global Natural Resources Fund, Class Y(4)	143	5,514
RS Growth Fund, Class Y(4)	103	1,803
RS Investors Fund, Class Y(4)	255	3,130
RS MidCap Opportunities Fund, Class Y(4)	87	1,474
RS Partners Fund, Class Y(4)	44	1,556
RS Smaller Company Growth Fund, Class Y(4)	45	1,035

September 30, 2007 (unaudited)	Principal Amount	Value
Other Investments - For Trustee Deferred Compensation Plan — (continued)
RS Value Fund, Class Y(4)	32	$937
Total Other Investments (Cost $17,370)		18,319
Repurchase Agreements — 1.0%
State Street Bank and Trust Co. Repurchase Agreement, 4.65% dated 9/28/07, maturity value of $4,572,771, due 10/1/07, collateralized by $4,640,000 in FHLB, 4%, due 5/21/13, with a value of $4,663,200	$4,571,000	4,571,000
Total Repurchase Agreements (Cost $4,571,000)		4,571,000
Total Investments — 99.4% (Cost $450,532,653)		451,054,000
Other Assets, Net — 0.6%		2,679,320
Total Net Assets — 100.0%		$453,733,320

(1)	Interest accrual can change due to structural features. The rate shown is the rate in effect at September 30, 2007.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2007, the aggregate market value of these securities amounted to $19,426,414, representing 4.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Maturity date is perpetual. Maturity date presented represents the next call date.
(4)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Low Duration Bond VIP Series

September 30, 2007 (unaudited)	Principal Amount	Value
Asset Backed Securities — 19.8%
American Express Credit Account Master Trust
2004-3 A
4.35% due 12/15/2011	$260,000	$258,347
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033 (1)	236,073	227,394
Bank One Issuance Trust
2003-A7 A7
3.35% due 3/15/2011	280,000	276,542
Capital Auto Receivables Asset Trust
2006-SN1A A3
5.31% due 10/20/2009 (2)	420,000	419,941
Carmax Auto Owner Trust
2005-1 A4
4.35% due 3/15/2010	410,000	406,913
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	344,545	326,237
Chase Issuance Trust
2007-A15 A
4.96% due 9/17/2012	420,000	420,378
Chase Manhattan Auto Owner Trust
2005-A A3
3.87% due 6/15/2009	214,819	213,379
Citibank Credit Card Master Trust I
1999-2 A
5.875% due 3/10/2011	394,000	399,607
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
4.553% due 8/25/2033 (1)	276,414	266,317
Countrywide Asset-Backed Certificates Trust
2004-S1 A2
3.872% due 3/25/2020 (1)	99,728	95,564
Ford Credit Auto Owner Trust
2005-B A4
4.38% due 1/15/2010	435,000	432,629
Nissan Auto Receivables Owner Trust
2005-A A4
3.82% due 7/15/2010	325,000	321,849
PSE&G Transition Funding LLC
2001-1 A5
6.45% due 3/15/2013	365,000	378,879
Residential Asset Mortgage Products, Inc.
2003-RZ4 A5
4.66% due 2/25/2032	390,000	383,459
2002-RS4 AI5
6.163% due 8/25/2032 (1)	44,650	43,969
Residential Funding Mortgage Securities Trust
2003-HS3 AI2
3.15% due 7/25/2018	25,472	25,302
World Omni Auto Receivables Trust
2005-A A4
3.82% due 11/12/2011	413,000	408,171
Total Asset Backed Securities (Cost $5,328,578)		5,304,877
Collateralized Mortgage Obligations — 13.9%
Banc of America Mortgage Securities, Inc.
2004-F 2A6
4.146% due 7/25/2034 (1)	260,000	256,109
Citimortgage Alternative Loan Trust
2006-A4 1A9
6.00% due 9/25/2036	133,102	133,977
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	223,204	226,474
2006-45T1 1A7
6.00% due 2/25/2037	229,287	225,683
Countrywide Home Loans Trust
2002-19 1A1
6.25% due 11/25/2032	112,888	114,151
FHLMC
2598 QC
4.50% due 6/15/2027	233,302	231,570
1534 Z
5.00% due 6/15/2023	166,015	165,073
2500 TD
5.50% due 2/15/2016	56,757	56,848
20 H
5.50% due 10/25/2023	76,403	76,320
2470 VB
6.00% due 8/15/2018	194,632	195,500
1650 J
6.50% due 6/15/2023	148,189	149,640
FNMA
2003-24 PU
3.50% due 11/25/2015	169,411	165,494
2003-63 GU
4.00% due 7/25/2033	154,216	152,767
2005-39 CL
5.00% due 12/25/2021	260,000	258,996
2003-13 ME
5.00% due 2/25/2026	159,074	158,677
2006-45 AC
5.50% due 6/25/2036	141,148	140,343
2002-52 PB
6.00% due 2/25/2032	407,000	411,292
GNMA
2002-93 NV
4.75% due 2/20/2032	13,211	13,043
J.P. Morgan Mortgage Trust
2005-S2 2A15
6.00% due 9/25/2035	148,776	147,893
Residential Accredit Loans, Inc.
2007-QS1 1A1
6.00% due 1/25/2037	246,056	249,792
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	129,614	129,735
Wells Fargo Mortgage-Backed Securities Trust
2005-14 2A1
5.50% due 12/25/2035	46,166	44,882
Total Collateralized Mortgage Obligations (Cost $3,715,262)		3,704,259
Commercial Mortgage Backed Securities — 13.6%
Chase Commercial Mortgage Securities Corp.
1998-2 A2
6.39% due 11/18/2030	404,073	407,726

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Low Duration Bond VIP Series (continued)

September 30, 2007 (unaudited)	Principal Amount	Value
Commercial Mortgage Backed Securities — (continued)
Commercial Mortgage Asset Trust
1999-C1 A3
6.64% due 1/17/2032	$303,663	$309,457
Crown Castle Towers LLC
2005-1A AFX
4.643% due 6/15/2035 (2)	185,000	181,565
Four Times Square Trust
2000-4TS A2
7.795% due 4/15/2015 (2)	365,000	392,256
GMAC Commercial Mortgage Securities, Inc.
1999-C2 A2
6.945% due 9/15/2033	221,713	227,040
Greenwich Capital Commercial Funding Corp.
2004-GG1 A2
3.835% due 6/10/2036	4,401	4,394
2005-GG3 A2
4.305% due 8/10/2042	274,000	269,988
GS Mortgage Securities Corp. II
2004-GG2 A3
4.602% due 8/10/2038	270,000	268,164
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2004-C1 A1
3.053% due 1/15/2038	309,308	301,571
2001-C1 A3
5.857% due 10/12/2035	250,000	256,463
J.P. Morgan Commercial Mortgage Finance Corp.
2000-C9 A2
7.77% due 10/15/2032	128,732	134,560
LB UBS Commercial Mortgage Trust
2003-C1 A2
3.323% due 3/15/2027	250,000	247,777
2000-C5 A1
6.41% due 12/15/2019	56,104	56,152
Morgan Stanley Capital I
1999-RM1 E
7.216% due 12/15/2031 (1)	560,000	571,837
Total Commercial Mortgage Backed Securities (Cost $3,649,070)		3,628,950
Corporate Bonds — 27.0%
Aerospace & Defense — 0.4%
Raytheon Co.
4.50% due 11/15/2007	96,000	95,903
		95,903
Automotive — 2.1%
DaimlerChrysler NA Holding Corp.
4.75% due 1/15/2008	300,000	299,164
General Motors Acceptance Corp.
4.375% due 12/10/2007	250,000	248,784
		547,948
Electric — 3.2%
Alabama Power Co.
5.375% due 10/1/2008	250,000	250,394
Entergy Gulf States, Inc.
3.60% due 6/1/2008	150,000	147,662
Nipsco Capital Markets
6.78% due 12/1/2027	250,000	250,591
Pacific Gas & Electric
3.60% due 3/1/2009	200,000	195,666
		844,313
Energy — 2.8%
Anadarko Petroleum Corp.
3.25% due 5/1/2008	400,000	394,790
Occidental Petroleum Corp.
4.00% due 11/30/2007	200,000	199,483
RAS Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 9/15/2009 (2)	151,320	149,811
		744,084
Finance Companies — 3.3%
Capital One Bank
4.25% due 12/1/2008	200,000	197,701
General Electric Capital Corp.
3.50% due 2/2/2009	250,000	245,098
iStar Financial, Inc.
7.00% due 3/15/2008	250,000	249,767
SLM Corp.
4.00% due 1/15/2009	200,000	192,763
		885,329
Financial — 0.7%
Morgan Stanley
3.875% due 1/15/2009	200,000	196,979
		196,979
Financial - Banks — 1.9%
Popular NA, Inc.
3.875% due 10/1/2008	250,000	245,476
Sovereign Bank
4.00% due 2/1/2008	250,000	248,763
		494,239
Food & Beverage — 0.9%
Pepsi Bottling Holdings, Inc.
5.625% due 2/17/2009 (2)	250,000	251,560
		251,560
Home Construction — 0.5%
Ryland Group, Inc.
5.375% due 6/1/2008	125,000	123,398
		123,398
Insurance — 1.5%
Unum Group
5.859% due 5/15/2009	150,000	152,061
WellPoint, Inc.
3.75% due 12/14/2007	250,000	249,090
		401,151
Media - Cable — 0.9%
Comcast Corp.
7.625% due 4/15/2008	250,000	253,029
		253,029
Media - NonCable — 0.4%
R.H. Donnelley Financial Corp. I
10.875% due 12/15/2012	100,000	106,500
		106,500
Natural Gas-Distributors — 0.9%
ONEOK, Inc.
7.125% due 4/15/2011	240,000	252,622
		252,622

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Low Duration Bond VIP Series (continued)

September 30, 2007 (unaudited)	Principal Amount	Value
Natural Gas-Pipelines — 1.0%
Enterprise Products Operating LP
4.00% due 10/15/2007	$275,000	$274,858
		274,858
Noncaptive Consumer — 0.3%
Residential Capital LLC
7.125% due 11/21/2008 (1)	100,000	89,500
		89,500
Paper & Forest Products — 1.9%
International Paper Co.
3.80% due 4/1/2008	250,000	247,803
Packaging Corp. of America
4.375% due 8/1/2008	250,000	247,727
		495,530
Retailers — 2.8%
CVS Corp.
3.875% due 11/1/2007	250,000	249,610
Federated Department Stores, Inc.
6.625% due 9/1/2008	255,000	256,971
J.C. Penney Corp., Inc.
6.50% due 12/15/2007	250,000	250,389
		756,970
Utilities-Electric & Water — 0.6%
Public Service Co. of New Mexico
4.40% due 9/15/2008	150,000	148,576
		148,576
Wireline Communications — 0.9%
Telecom Italia Capital
4.00% due 11/15/2008	250,000	246,483
		246,483
Total Corporate Bonds (Cost $7,227,735)		7,208,972

	Principal Amount	Value
Mortgage Pass-Through Security — 0.9%
FNMA
6.201% due 8/1/2046 (1)	245,626	250,058
Total Mortgage Pass-Through Security (Cost $248,013)		250,058

	Principal Amount	Value
Sovereign Debt Security — 0.9%
United Mexican States
4.625% due 10/8/2008	250,000	248,875
Total Sovereign Debt Security (Cost $248,378)		248,875

	Principal Amount	Value
U.S. Government Securities — 22.7%
U.S. Government Agency Securities — 15.0%
FHLMC
3.15% due 12/16/2008	415,000	408,346
5.125% due 8/23/2010	590,000	600,825
FNMA
3.75% due 3/18/2010 (1)	140,000	138,955
4.50% due 12/1/2009	410,000	408,404
5.00% due 10/15/2011 -2/16/2012	1,325,000	1,345,279
5.125% due 4/15/2011	1,080,000	1,102,896
		4,004,705
U.S. Treasury Notes — 7.7%
U.S. Treasury Notes
3.50% due 2/15/2010	350,000	346,008
4.00% due 8/31/2009	167,000	167,117
4.50% due 5/15/2010 -11/30/2011	750,000	759,468
4.625% due 2/29/2012 -7/31/2012	337,000	342,881
4.75% due 5/31/2012	275,000	281,252
4.875% due 6/30/2009	175,000	177,625
		2,074,351
Total U.S. Government Securities (Cost $6,001,070)		6,079,056

	Shares	Value
Other Investments—For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	1	31
RS Emerging Growth Fund, Class Y(3)	3	122
RS Emerging Markets Fund, Class A(3)	1	34
RS Global Natural Resources Fund, Class Y(3)	9	361
RS Growth Fund, Class Y(3)	7	119
RS Investors Fund, Class Y(3)	17	207
RS MidCap Opportunities Fund, Class Y(3)	5	97
RS Partners Fund, Class Y(3)	3	99
RS Smaller Company Growth Fund, Class Y(3)	3	68
RS Value Fund, Class Y(3)	2	61
Total Other Investments (Cost $1,133)		1,199

	Principal Amount	Value
Repurchase Agreements — 4.2%
State Street Bank and Trust Co. Repurchase Agreement, 4.65%, dated 09/28/07, maturity value of $1,118,433, due 10/01/07, collateralized by $1,135,000 in FHLB, 4.50%, due 10/09/07, with a value of $1,140,675	$1,118,000	1,118,000
Total Repurchase Agreements (Cost $1,118,000)		1,118,000
Total Investments — 103.0% (Cost $27,537,239)		27,544,246
Other Liabilities, Net — (3.0)%		(800,497)
Total Net Assets — 100.0%		$26,743,749

(1)	Interest accrual can change due to structural features. The rate shown is the rate in effect at September 30, 2007.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2007, the aggregate market value of these securities amounted to $1,395,133, representing 5.2% of net assets. The securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS High Yield Bond VIP Series

September 30, 2007 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Corporate Bonds — 89.8%
Aerospace & Defense — 2.8%
Alion Science and Technology Corp.
Sr. Nt.
10.25% due 2/1/2015	Caa1/CCC+	$150,000	$136,125
Communications & Power Industries, Inc.
Sr. Sub. Nt.
8.00% due 2/1/2012	B3/B-	370,000	376,475
DRS Technologies, Inc.
Sr. Sub. Nt.
7.625% due 2/1/2018	B3/B	442,000	450,840
Hawker Beechcraft Acquisition Co.
Sr. Sub. Nt.
9.75% due 4/1/2017 (1)	Caa1/B-	540,000	552,150
L-3 Communications Corp.
Sr. Sub. Nt.
5.875% due 1/15/2015	Ba3/BB+	130,000	124,800
6.375% due 10/15/2015	Ba3/BB+	150,000	147,375
			1,787,765
Automotive — 7.6%
American Axle & Manufacturing, Inc.
Sr. Nt.
7.875% due 3/1/2017	Ba3/BB	100,000	96,500
Ford Motor Credit Co.
Nt.
6.75% due 8/15/2008	B1/B	700,000	690,809
Sr. Nt.
7.25% due 10/25/2011	B1/B	1,190,000	1,115,166
8.00% due 12/15/2016	B1/B	300,000	280,651
9.75% due 9/15/2010	B1/B	457,000	466,225
9.875% due 8/10/2011	B1/B	430,000	435,534
General Motors Corp.
Nt.
6.375% due 5/1/2008	Caa1/B-	700,000	693,000
Sr. Deb.
8.375% due 7/15/2033	Caa1/B-	680,000	595,850
Goodyear Tire & Rubber Co.
Sr. Nt.
8.625% due 12/1/2011 (1)	Ba3/B	72,000	75,240
9.135% due 12/1/2009 (1)(2)	Ba3/B	110,000	110,825
TRW Automotive, Inc.
7.25% due 3/15/2017 (1)	Ba3/BB-	338,000	329,550
			4,889,350
Building Materials — 0.7%
Mueller Water Products, Inc.
Sr. Sub. Nt.
7.375% due 6/1/2017	B3/B	107,000	102,720
Norcraft Cos. LP
Sr. Sub. Nt.
9.00% due 11/1/2011	B1/B-	375,000	376,875
			479,595
Chemicals — 2.3%
Equistar Chemicals LP
Sr. Nt.
10.125% due 9/1/2008	B1/BB-	311,000	321,108
Huntsman International LLC
Sr. Sub. Nt.
7.875% due 11/15/2014	B2/B	130,000	138,450
Koppers, Inc.
Sr. Nt.
9.875% due 10/15/2013	B2/B	298,000	315,135
Momentive Performance Materials, Inc.
Sr. Nt.
9.75% due 12/1/2014 (1)	B3/B-	690,000	683,100
			1,457,793
Construction Machinery — 2.5%
Ashtead Capital, Inc.
Nt.
9.00% due 8/15/2016 (1)	B1/B	255,000	251,494
Ashtead Holdings PLC
Sr. Nt.
8.625% due 8/1/2015 (1)	B1/B	170,000	165,325
Neff Corp.
Sr. Nt.
10.00% due 6/1/2015	Caa2/B-	110,000	78,100
Rental Service Corp.
Sr. Nt.
9.50% due 12/1/2014	Caa1/B-	572,000	546,260
Titan International, Inc.
Sr. Nt.
8.00% due 1/15/2012	B3/B	120,000	119,700
United Rentals NA, Inc.
Sr. Sub. Nt.
7.75% due 11/15/2013	B3/B	448,000	461,440
			1,622,319
Consumer Products — 2.0%
Easton-Bell Sports, Inc.
Sr. Sub. Nt.
8.375% due 10/1/2012	B3/B-	382,000	359,080
Elizabeth Arden, Inc.
Sr. Sub. Nt.
7.75% due 1/15/2014	B1/B	555,000	546,675
Jarden Corp.
Sr. Sub. Nt.
7.50% due 5/1/2017	B3/B-	375,000	362,813
			1,268,568
Diversified Manufacturing — 0.1%
ESCO Corp.
Sr. Nt.
8.625% due 12/15/2013 (1)	B2/B	65,000	64,025
			64,025
Electric — 2.6%
Dynegy Holdings, Inc.
Sr. Nt.
7.75% due 6/1/2019 (1)	B2/B-	340,000	325,125
Edison Mission Energy
Sr. Nt.
7.00% due 5/15/2017 (1)	B1/BB-	270,000	265,950
NRG Energy, Inc.
Sr. Nt.
7.375% due 1/15/2017	B1/B	260,000	260,000
Reliant Energy, Inc.
Sr. Nt.
7.625% due 6/15/2014	B3/B-	270,000	272,025
7.875% due 6/15/2017	B3/B-	135,000	135,844

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS High Yield Bond VIP Series (continued)

September 30, 2007 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Electric — (continued)
Sierra Pacific Resources
Sr. Nt.
8.625% due 3/15/2014	B1/B	$390,000	$412,823
			1,671,767
Energy — 6.8%
Allis-Chalmers Energy, Inc.
Sr Nt.
9.00% due 1/15/2014	B2/B	210,000	211,575
Basic Energy Services, Inc.
Sr. Nt.
7.125% due 4/15/2016	B1/B	170,000	165,325
Belden & Blake Corp.
Sr. Sec. Nt.
8.75% due 7/15/2012	Caa2/B	170,000	172,975
Chaparral Energy, Inc.
Sr. Nt.
8.50% due 12/1/2015	Caa1/CCC+	665,000	623,437
Chesapeake Energy Corp.
Sr. Nt.
7.625% due 7/15/2013	Ba2/BB	255,000	266,475
Cimarex Energy Co.
Sr. Nt.
7.125% due 5/1/2017	B1/BB-	215,000	213,387
Compagnie Generale de Geophysique-Veritas
Sr. Nt.
7.75% due 5/15/2017	Ba3/B+	65,000	66,950
Complete Production Services, Inc.
Sr. Nt.
8.00% due 12/15/2016	B2/B	130,000	128,538
Encore Acquisition Co.
Sr. Sub. Nt.
7.25% due 12/1/2017	B1/B	450,000	426,375
Energy Partners Ltd.
Sr. Nt.
9.75% due 4/15/2014 (1)	Caa1/B-	430,000	412,800
Hilcorp Energy I LP
Sr. Nt.
7.75% due 11/1/2015 (1)	B3/B	125,000	122,188
9.00% due 6/1/2016 (1)	B3/B	170,000	173,400
Mariner Energy, Inc.	B3/B-	215,000	210,163
Sr. Nt.
8.00% due 5/15/2017
OPTI Canada, Inc.
Sr. Sec. Nt.
7.875% due 12/15/2014 (1)	B1/BB+	150,000	150,000
8.25% due 12/15/2014 (1)	B1/BB+	275,000	277,062
Pride International, Inc.
Sr. Nt.
7.375% due 7/15/2014	Ba2/BB-	168,000	172,200
Seitel, Inc.
Sr. Nt.
9.75% due 2/15/2014	B3/B-	110,000	103,950
Western Oil Sands, Inc.
8.375% due 5/1/2012	Ba2/BBB	222,000	245,032
Whiting Petroleum Corp.
Sr. Sub. Nt.
7.00% due 2/1/2014	B1/B	300,000	288,000
			4,429,832
Energy-Refining — 0.4%
Petroplus Finance Ltd.
Sr. Nt.
6.75% due 5/1/2014 (1)	B1/BB-	75,000	72,000
7.00% due 5/1/2017 (1)	B1/BB-	210,000	199,500
			271,500
Environmental — 0.4%
Allied Waste NA, Inc.
Sr. Nt.
7.875% due 4/15/2013	B1/BB+	250,000	258,125
			258,125
Food & Beverage — 3.2%
Aramark Corp.
Sr. Nt.
8.50% due 2/1/2015	B3/B-	228,000	232,560
8.856% due 2/1/2015 (2)	B3/B-	108,000	109,080
ASG Consolidated LLC	B3/B-	420,000	390,600
Sr. Disc. Nt.
0.00/11.50% due 11/1/2011 (3)
Constellation Brands, Inc.
Sr. Nt.
7.25% due 9/1/2016	Ba3/BB-	510,000	510,000
7.25% due 5/15/2017 (1)	Ba3/BB-	270,000	270,000
Michael Foods, Inc.
Sr. Sub. Nt.
8.00% due 11/15/2013	B3/B-	580,000	580,000
			2,092,240
Gaming — 8.7%
Boyd Gaming Corp.
Sr. Sub. Nt.
6.75% due 4/15/2014	Ba3/B+	510,000	499,800
7.125% due 2/1/2016	Ba3/B+	340,000	328,950
Buffalo Thunder Development Authority
Sr. Sec. Nt.
9.375% due 12/15/2014 (1)	B2/B	110,000	103,400
Fontainebleau Las Vegas Holdings LLC
Nt.
10.25% due 6/15/2015 (1)	Caa1/CCC+	135,000	126,563
Great Canadian Gaming Corp.
Sr. Sub. Nt.
7.25% due 2/15/2015 (1)	B2/B+	110,000	110,000
Harrahs Operating Co., Inc.
Nt.
6.50% due 6/1/2016	Baa3/BB	1,040,000	847,600
MGM Mirage, Inc.
Sr. Nt.
7.50% due 6/1/2016	Ba2/BB	930,000	924,187

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS High Yield Bond VIP Series (continued)

September 30, 2007 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Gaming — (continued)
Pokagon Gaming Authority	B3/B	$170,000	$186,575
Sr. Nt.
10.375% due 6/15/2014 (1)
Seminole Hard Rock Entertainment, Inc.
Sr. Sec. Nt.
8.194% due 3/15/2014 (1)(2)	B1/BB	60,000	58,575
Seneca Gaming Corp.
Sr. Nt.
7.25% due 5/1/2012	Ba2/BB	685,000	690,137
Shingle Springs Tribal Gaming Authority
Sr. Nt.
9.375% due 6/15/2015 (1)	B3/B	270,000	272,700
Snoqualmie Entertainment Authority
Nt.
9.125% due 2/1/2015 (1)	B3/B	755,000	743,675
Station Casinos, Inc.	Ba3/B	625,000	543,750
Sr. Sub. Nt.
6.875% due 3/1/2016
Turning Stone Resort Casino Enterprise
Sr. Nt.
9.125% due 9/15/2014 (1)	B1/B+	170,000	175,950
			5,611,862
Health Care — 4.6%
Alliance Imaging, Inc.
Sr. Sub. Nt.
7.25% due 12/15/2012	B3/B-	540,000	517,050
Fresenius Medical Care Capital Tr.
7.875% due 6/15/2011	B1/B+	310,000	321,625
HCA, Inc.
Sr. Sec. Nt.
9.125% due 11/15/2014 (1)	B2/BB-	647,000	682,585
9.25% due 11/15/2016 (1)	B2/BB-	870,000	924,375
US Oncology, Inc.
Sr. Sub. Nt.
10.75% due 8/15/2014	B3/CCC+	525,000	542,062
			2,987,697
Home Construction — 1.4%
D.R. Horton, Inc.
Sr. Nt.
4.875% due 1/15/2010	Baa3/BBB-	135,000	125,154
K Hovnanian Enterprises, Inc.
Sr. Nt.
8.00% due 4/1/2012	Ba3/BB-	660,000	541,200
Meritage Homes Corp.
Sr. Nt.
6.25% due 3/15/2015	Ba3/BB	270,000	210,600
			876,954
Industrial-Other — 1.1%
Baldor Electric Co.
Sr. Nt.
8.625% due 2/15/2017	B3/B	120,000	125,400
Belden CDT, Inc.
Sr. Sub. Nt.
7.00% due 3/15/2017 (1)	Ba2/BB-	135,000	133,650
Education Management LLC
Sr. Nt.
8.75% due 6/1/2014	B2/CCC+	425,000	435,625
			694,675
Insurance — 0.8%
UnumProvident Finance Co.
Sr. Nt.
6.85% due 11/15/2015 (1)	Ba1/BB+	300,000	305,964
USI Holdings Corp.
Sr. Sub. Nt.
9.75% due 5/15/2015 (1)	Caa1/CCC	215,000	192,963
			498,927
Lodging — 1.0%
Host Marriott LP
Sr. Nt. Ser. O
6.375% due 3/15/2015	Ba1/BB	675,000	659,813
			659,813
Media-Cable — 5.9%
Cablevision Systems Corp.
Sr. Nt.
8.00% due 4/15/2012	B3/B+	775,000	751,750
Charter Communications Holdings I LLC
Sr. Sec. Nt.
11.00% due 10/1/2015	NR/NR	430,000	440,750
Charter Communications Holdings II LLC
Sr. Nt.
10.25% due 9/15/2010	Caa2/CCC	912,000	932,520
Charter Communications Operating LLC
Sr. Nt.
8.00% due 4/30/2012 (1)	B2/B+	278,000	276,610
CSC Holdings, Inc.
Sr. Nt. Ser. B
7.625% due 4/1/2011	B2/B+	315,000	315,787
Insight Communications, Inc.
Sr. Disc. Nt.
12.25% due 2/15/2011	B3/CCC+	368,000	379,960
Local TV Finance LLC
Sr. Nt.
9.25% due 6/15/2015 (1)(4)	Caa1/CCC+	215,000	202,100
Mediacom LLC
Sr. Nt.
9.50% due 1/15/2013	B3/B	450,000	455,625
Virgin Media Finance PLC
Sr. Nt.
9.125% due 8/15/2016	B2/B-	42,000	43,575
			3,798,677
Media – NonCable — 6.9%
Block Communications, Inc.	B1/B-	880,000	875,600
Sr. Nt.
8.25% due 12/15/2015 (1)
Bonten Media Acquisition Co.
Sr. Sub. Nt.
9.00% due 6/1/2015 (1)(4)	Caa1/CCC+	215,000	192,425
Dex Media East LLC
Sr. Sub. Nt.
12.125% due 11/15/2012	B1/B	269,000	287,157

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS High Yield Bond VIP Series (continued)

September 30, 2007 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Media - NonCable — (continued)
DirecTV Holdings LLC
Sr. Nt.
8.375% due 3/15/2013	Ba3/BB-	$205,000	$212,944
EchoStar DBS Corp.
Sr. Nt.
6.375% due 10/1/2011	Ba3/BB-	530,000	532,650
Hughes Network Systems LLC
Sr. Nt.
9.50% due 4/15/2014	B1/B-	85,000	85,637
Idearc, Inc.
Sr. Nt.
8.00% due 11/15/2016	B2/B+	390,000	389,025
Mediacom Broadband LLC
Sr. Nt.
8.50% due 10/15/2015	B3/B	150,000	150,375
Quebecor Media, Inc.
Sr. Nt.
7.75% due 3/15/2016 (1)	B2/B	405,000	386,269
R.H. Donnelley Corp.
Sr. Disc. Nt. Ser. A-1
6.875% due 1/15/2013	B3/B	119,000	112,455
Sr. Disc. Nt. Ser. A-2
6.875% due 1/15/2013	B3/B	356,000	336,420
Sr. Nt. Ser. A-4
8.875% due 10/15/2017 (1)	B3/B	135,000	137,025
R.H. Donnelley Financial Corp. I
10.875% due 12/15/2012	B2/B	285,000	303,525
Valassis Communications, Inc.
Sr. Nt.
8.25% due 3/1/2015	B3/B-	500,000	435,000
			4,436,507
Metals & Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc.
Sr. Nt.
8.25% due 4/1/2015	Ba3/BB	135,000	145,800
8.375% due 4/1/2017	Ba3/BB	135,000	147,488
			293,288
Natural Gas-Distributors — 1.1%
Amerigas Partners LP
Sr. Nt.
7.125% due 5/20/2016	B1/NR	510,000	495,975
7.25% due 5/20/2015	B1/NR	195,000	192,075
			688,050
Natural Gas-Pipelines — 1.9%
El Paso Performance-Linked Tr.
Nt.
7.75% due 7/15/2011 (1)	Ba3/BB	170,000	174,639
MarkWest Energy Partners LP
Sr. Nt. Ser. B
8.50% due 7/15/2016	B2/B	510,000	502,350
SemGroup LP
Sr. Nt.
8.75% due 11/15/2015 (1)	B1/NR	600,000	586,500
			1,263,489
Noncaptive Consumer — 1.9%
ACE Cash Express, Inc.
Sr. Nt.
10.25% due 10/1/2014 (1)(5)	Caa1/B-	420,000	421,050
Residential Capital LLC
6.224% due 6/9/2008 (2)	Ba1/BBB-	440,000	404,800
7.125% due 11/21/2008 (2)	Ba1/BBB-	440,000	393,800
			1,219,650
Noncaptive Diversified — 1.4%
General Motors Acceptance Corp.
Nt.
6.75% due 12/1/2014	Ba1/BB+	1,025,000	929,036
			929,036
Packaging — 1.3%
Crown Americas LLC
Sr. Nt.
7.75% due 11/15/2015	B1/B	600,000	619,500
Owens-Brockway Glass Container, Inc.
Sr. Sec. Nt.
8.875% due 2/15/2009	Ba2/BB	248,000	251,720
			871,220
Paper & Forest Products — 3.8%
Abitibi-Consolidated, Inc.
Nt.
8.55% due 8/1/2010	B3/B	585,000	482,625
Bowater, Inc.
Nt.
6.50% due 6/15/2013	B3/B	600,000	438,000
Caraustar Inds., Inc.
Nt.
7.375% due 6/1/2009	Caa2/B+	510,000	465,375
Catalyst Paper Corp.
Sr. Nt. Ser. D
8.625% due 6/15/2011	B2/B+	405,000	315,900
Graphic Packaging International, Inc.
Sr. Sub. Nt.
9.50% due 8/15/2013	B3/B-	764,000	785,010
			2,486,910
Retailers — 1.7%
Autonation, Inc.
Sr. Nt.
7.00% due 4/15/2014	Ba2/BB+	85,000	81,175
7.36% due 4/15/2013 (2)	Ba2/BB+	40,000	38,200
KAR Holdings, Inc.
Sr. Sub. Nt.
10.00% due 5/1/2015 (1)	Caa1/CCC	430,000	403,125
Michaels Stores, Inc.
Sr. Sub. Nt.
11.375% due 11/1/2016	Caa1/CCC	260,000	265,850
Rent-A-Center
Sr. Sub. Nt. Ser. B
7.50% due 5/1/2010	B2/B+	320,000	304,000
			1,092,350

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS High Yield Bond VIP Series (continued)

September 30, 2007 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Services — 1.4%
NCO Group, Inc.
Sr. Nt.
10.428% due 11/15/2013 (2)	B3/B-	$250,000	$240,625
Sr. Sub. Nt.
11.875% due 11/15/2014	Caa1/B-	130,000	126,425
Travelport LLC
Sr. Nt.
10.246% due 9/1/2014 (2)	B3/CCC+	510,000	510,000
			877,050
Supermarkets — 0.7%
Delhaize America, Inc. Debt.
9.00% due 4/15/2031	Baa3/BB+	314,000	374,061
Stater Brothers Hldgs., Inc.
Sr. Nt.
7.75% due 4/15/2015	B2/B+	65,000	64,350
			438,411
Technology — 5.6%
Amkor Technologies, Inc.
Sr. Nt.
7.75% due 5/15/2013	B1/B	680,000	656,200
Freescale Semiconductor, Inc.
Sr. Nt.
8.875% due 12/15/2014	B1/B	260,000	250,900
9.125% due 12/15/2014 (4)	B1/B	535,000	494,875
9.569% due 12/15/2014 (2)	B1/B	130,000	122,525
Iron Mountain, Inc.
Sr. Sub. Nt.
8.625% due 4/1/2013	B3/B	750,000	759,375
Nortel Networks Ltd.
Sr. Nt.
9.61% due 7/15/2011 (1)(2)	B3/B-	170,000	170,000
10.75% due 7/15/2016 (1)	B3/B-	170,000	177,650
NXP BV / NXP Funding LLC
Sr. Sec. Nt.
8.11% due 10/15/2013 (2)	Ba3/BB	100,000	92,875
Solectron Global Finance Ltd.
Sr. Sub. Nt.
8.00% due 3/15/2016	B3/B	170,000	184,025
SunGard Data Systems, Inc.
Sr. Nt.
9.125% due 8/15/2013	Caa1/B-	710,000	738,400
			3,646,825
Tobacco — 0.8%
Reynolds American, Inc.
Sr. Sec. Nt.
7.25% due 6/1/2013	Ba1/BBB	510,000	538,411
			538,411
Transportation — 0.8%
American Railcar Industries, Inc.
Sr. Nt.
7.50% due 3/1/2014	B1/BB-	80,000	79,600
Avis Budget Car Rental LLC
Sr. Nt.
7.625% due 5/15/2014	Ba3/BB-	85,000	83,513
7.75% due 5/15/2016	Ba3/BB-	255,000	249,900
8.058% due 5/15/2014 (2)	Ba3/BB-	85,000	82,875
			495,888
Wireless Communications — 3.2%
Centennial Cellular Communications Corp.
Sr. Nt.
10.125% due 6/15/2013	B2/CCC+	$215,000	$227,900
Inmarsat Finance PLC
Sr. Nt.
7.625% due 6/30/2012	Ba3/B+	222,000	228,660
Intelsat Bermuda, Ltd.
Sr. Nt.
9.25% due 6/15/2016	B2/B	85,000	88,188
Intelsat Corp.
Sr. Nt.
9.00% due 6/15/2016	B2/B-	425,000	437,750
iPCS, Inc.
Sr. Sec. Nt.
8.606% due 5/1/2014 (1)(2)(4)	Caa1/CCC	430,000	421,400
MetroPCS Wireless, Inc.
Sr. Nt.9.25% due 11/1/2014 (1)	Caa1/CCC	645,000	657,900
			2,061,798
Wireline Communications — 2.0%
Nordic Telephone Co. Holdings
Sr. Nt.
8.875% due 5/1/2016 (1)	B2/B	170,000	179,350
Qwest Corp.
Sr. Nt.
7.625% due 6/15/2015	Ba1/BBB-	375,000	392,812
7.875% due 9/1/2011	Ba1/BBB-	340,000	357,000
Windstream Corp.
Sr. Nt.
7.00% due 3/15/2019	Ba3/BB-	110,000	107,250
8.625% due 8/1/2016	Ba3/BB-	255,000	271,894
			1,308,306
Total Corporate Bonds (Cost $58,450,392)			58,068,673

		Shares	Value
Preferred Stocks — 0.9%
Thrift & Mortgage Finance — 0.9%
IndyMac Bank FSB (1)		32,000	581,002
			581,002
Total Preferred Stocks (Cost $800,000)			581,002

	Rating Moody’s/ S&P	Principal Amount	Value
Indexed Securities — 2.7%
Dow Jones Credit Default Index Series HY-9-TR 1
8.75% due 12/29/2012 (1)	B3/NR	$1,760,000	1,754,500
Total Indexed Securities (Cost $1,762,200)			1,754,500

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS High Yield Bond VIP Series (continued)

September 30, 2007 (unaudited)	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y (6)	2	$74
RS Emerging Growth Fund, Class Y (6)	7	295
RS Emerging Markets Fund, Class A (6)	3	82
RS Global Natural Resources Fund, Class Y (6)	22	869
RS Growth Fund, Class Y (6)	16	286
RS Investors Fund, Class Y (6)	41	498
RS MidCap Opportunities Fund, Class Y (6)	14	234
RS Partners Fund, Class Y (6)	7	240
RS Smaller Company Growth Fund, Class Y (6)	7	164
RS Value Fund, Class Y (6)	5	148
Total Other Investments (Cost $2,733)		2,890

	Principal Amount	Value
Repurchase Agreements — 5.9%
State Street Bank and Trust Co. Repurchase Agreement, 4.65% dated 9/28/07, maturity value of $3,795,470, due 10/1/07, collateralized by $3,785,000 in FHLB, 5.625%, due 5/21/12, with a value of $3,870,163	$3,794,000	3,794,000
Total Repurchase Agreements (Cost $3,794,000)		3,794,000
Total Investments — 99.3% (Cost $64,809,325)		64,201,065
Other Assets, Net — 0.7%		481,576
Total Net Assets — 100.0%		$64,682,641

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2007, the aggregate market value of these securities amounted to $16,113,854, representing 24.9% of net assets of which $15,692,804 or 24.3% have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Floating rate note. The rate shown is the rate in effect at September 30, 2007.
(3)	Step-up bond.
(4)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	Indicates a security deemed illiquid by the investment advisor.
(6)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Money Market VIP Series

September 30, 2007 (unaudited)	Principal Amount	Value
Corporate Bonds — 6.9%
Capital Markets — 2.1%
Morgan Stanley Group, Inc.
3.625% due 4/1/2008	$5,000,000	$4,966,869
		4,966,869
Conglomerates — 2.3%
General Electric Capital Corp.
4.25% due 1/15/2008	2,061,000	2,054,759
5.41% due 10/15/2007 (1)	3,245,000	3,245,822
		5,300,581
Diversified Financial Services — 2.5%
HSBC Finance Corp.
4.625% due 1/15/2008	1,000,000	997,986
Lehman Brothers Holdings, Inc.
4.00% due 1/22/2008	5,000,000	4,979,941
		5,977,927
Total Corporate Bonds (Cost $16,245,377)		16,245,377

	Principal Amount	Value
Certificates of Deposit — 5.3%
Banque Nationale de Paris/New York
5.258% due 10/3/2007 (1)	2,620,000	2,619,996
5.263% due 5/28/2008 (1)	5,000,000	4,999,109
Fortis Bank New York	5,000,000	5,001,253
5.703% due 10/15/2007 (1)
Total Certificates of Deposit (Cost $12,620,358)		12,620,358

	Principal Amount	Value
U.S. Government Securities — 4.2%
U.S. Government Agency Securities — 4.2%
FHLB
5.25% due 11/30/2007	5,000,000	5,000,000
FNMA
5.12% due 12/14/2007	5,000,000	4,947,378
Total U.S. Government Securities (Cost $9,947,378)		9,947,378

	Principal Amount	Value
Commercial Paper — 65.6%
Aerospace & Defense — 4.2%
Honeywell International, Inc.
5.28% due 11/8/2007 (2)	5,000,000	4,972,133
United Technologies Corp.
4.80% due 10/1/2007 (2)	4,900,000	4,900,000
		9,872,133
Agricultural — 2.6%
Archer Daniels Midland Co.
5.08% due 11/6/2007 (2)	6,160,000	6,128,707
		6,128,707

September 30, 2007 (unaudited)	Principal Amount	Value
Automotive — 4.2%
BMW U.S. Capital LLC
4.75% due 10/3/2007 (2)	5,000,000	4,998,681
Toyota Motor Credit Corp.
4.77% due 11/23/2007	5,000,000	4,964,887
		9,963,568
Capital Markets — 2.1%
J.P. Morgan Chase & Co.
5.00% due 12/17/2007	5,000,000	4,946,528
		4,946,528
Chemicals — 2.1%
Air Products & Chemicals, Inc
4.80% due 10/5/2007 (2)	5,000,000	4,997,333
		4,997,333
Commercial Services & Supplies — 2.1%
Pitney Bowes, Inc.
5.23% due 10/2/2007 (2)	5,000,000	4,999,274
		4,999,274
Computers & Peripherals— 4.3%
Hewlett-Packard Co.
4.86% due 10/22/2007 (2)	5,000,000	4,985,825
International Business Machines Corp.
5.23% due 10/31/2007	5,000,000	4,978,208
		9,964,033
Diversified Financial Services — 2.1%
NYSE Euronext, Inc.
5.265% due 10/17/2007 (2)	5,000,000	4,988,300
		4,988,300
Diversified Manufacturing — 2.1%
Siemens Capital Co. LLC
4.76% due 12/17/2007 (2)	5,000,000	4,949,094
		4,949,094
Finance Companies — 2.1%
Private Export Funding Corp.
5.24% due 11/13/2007 (2)	5,000,000	4,968,706
		4,968,706
Financial - Banks — 2.1%
Bank of America Corp.
5.235% due 10/15/2007	5,000,000	4,989,821
		4,989,821
Food & Beverage — 6.0%
Nestle Capital Corp.
4.73% due 3/13/2008 (2)	4,350,000	4,256,267
Pepsico, Inc.
4.73% due 10/19/2007 (2)	5,000,000	4,988,175
Unilever Capital Corp.
5.30% due 11/19/2007 (2)	5,000,000	4,963,931
		14,208,373
Food & Staples Retailing — 6.4%
Sysco Corp.
4.75% due 12/13/2007 (2)	5,000,000	4,951,840
Wal-Mart Stores, Inc.
4.99% due 11/6/2007 (2)	5,000,000	4,975,050
Walgreen Co.
5.19% due 10/3/2007 (2)	5,000,000	4,998,559
		14,925,449

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Money Market VIP Series (continued)

September 30, 2007 (unaudited)	Principal Amount	Value
Household Products — 2.1%
Proctor & Gamble Co.
5.00% due 11/13/2007 (2)	$5,000,000	$4,970,139
		4,970,139
Media — 2.1%
McGraw-Hill Cos., Inc.
4.85% due 11/29/2007 (2)	5,000,000	4,960,257
		4,960,257
Personal Products — 2.1%
Estee Lauder Cos., Inc.
5.00% due 10/11/2007 (2)	5,000,000	4,993,055
		4,993,055
Pharmaceuticals — 14.8%
Abbott Laboratories
5.02% due 10/16/2007 (2)	5,000,000	4,989,542
Alcon Capital Corp.
4.70% due 12/6/2007 (2)	5,000,000	4,956,917
Astrazeneca PLC
4.90% due 10/22/2007 (2)	5,000,000	4,985,708
Glaxosmithkline Finance PLC
5.20% due 10/12/2007 (2)	5,000,000	4,992,055
Johnson & Johnson
5.00% due 10/4/2007 (2)	5,000,000	4,997,917
Novartis Finance Corp.
4.73% due 10/9/2007 (2)	5,000,000	4,994,744
Sanofi-Aventis
5.24% due 10/10/2007 (2)	5,000,000	4,993,450
		34,910,333
Utilities - Electric & Water — 2.1%
Southern Co.
4.80% due 10/9/2007 (2)	5,000,000	4,994,667
		4,994,667
Total Commercial Paper (Cost $154,729,770)		154,729,770

	Principal Amount	Value
Taxable Municipal Securities — 17.7%
California — 1.8%
California Housing Fin. Agency Rev. Multi-Fam.
5.25% due 10/3/2007 (1)	2,195,000	2,195,000
Sacramento Cnty., CA
5.25% due 10/3/2007 (1)	2,000,000	2,000,000
		4,195,000
Colorado — 3.4%
Colorado Housing & Fin. Auth. Single Fam. Mtg.
5.25% due 10/3/2007 (1)	8,030,000	8,030,000
		8,030,000
Connecticut — 1.1%
Connecticut St. Housing & Fin. Auth. AMBAC insured	2,500,000	2,500,000
5.10% due 10/4/2007 (1)
		2,500,000
Michigan — 2.7%
Michigan St. Housing Dev. Auth.
5.25% due 10/3/2007 (1)	6,450,000	6,450,000
		6,450,000
New York — 7.0%
New York City Trans. Fin. Auth. Rev. Future Tax Sec’d.
5.25% due 10/3/2007 (1)	11,940,000	11,940,000
New York St. Dormitory Auth. Rev. St. Personal Income
5.07% due 10/4/2007 (1)	4,650,000	4,650,000
		16,590,000
Utah — 1.7%
Utah Housing Corp. Single Fam. Mtg. Rev Ser. E-2, Class I
5.25% due 10/3/2007 (1)	360,000	360,000
Utah St. Housing Fin. Agency Single Fam. Mtg:
Ser. F-3, Class I
5.25% due 10/3/2007 (1)	1,925,000	1,925,000
Ser. G-3, Class I
5.25% due 10/3/2007 (1)	1,625,000	1,625,000
		3,910,000
Total Taxable Municipal Securities (Cost $41,675,000)		41,675,000

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	6	242
RS Emerging Growth Fund, Class Y(3)	24	924
RS Emerging Markets Fund, Class A(3)	9	247
RS Global Natural Resources Fund, Class Y(3)	78	2,748
RS Growth Fund, Class Y(3)	56	911
RS Investors Fund, Class Y(3)	140	1,706
RS MidCap Opportunities Fund, Class Y(3)	48	742
RS Partners Fund, Class Y(3)	24	859
RS Smaller Company Growth Fund, Class Y(3)	24	539
RS Value Fund, Class Y(3)	18	513
Total Other Investments (Cost $9,451)		9,431
Total Investments — 99.7% (Cost $235,227,334)		235,227,314
Other Assets, Net — 0.3%		659,554
Total Net Assets — 100.0%		$235,886,868

(1)	Floating rate note. The rate shown is the rate in effect at September 30, 2007.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2007, the aggregate market value of these securities amounted to $134,850,326, representing 57.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS International Growth VIP Series

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 96.2%
Australia — 6.2%
Beverages — 0.4%
Fosters Group Ltd.	255,500	$1,480,468
Commercial Banks — 1.3%
Australia & NZ Banking Group Ltd.	87,754	2,312,695
Westpac Banking Corp.	77,000	1,947,289
		4,259,984
Commercial Services & Supplies — 0.5%
Brambles Ltd.	116,500	1,525,834
Construction Materials — 0.1%
James Hardie Industries N.V.	78,000	493,491
Food & Staples Retailing — 0.9%
Woolworths Ltd.	107,700	2,839,313
Insurance — 0.3%
AMP Ltd.	95,000	888,504
Metals & Mining — 1.9%
BHP Billiton Ltd.	155,956	6,165,166
Oil, Gas & Consumable Fuels — 0.4%
Woodside Petroleum Ltd.	27,900	1,242,805
Real Estate Investment Trusts — 0.4%
Westfield Group	61,000	1,174,585
		20,070,150
Belgium — 1.1%
Diversified Financial Services — 1.1%
Groupe Bruxelles Lambert S.A.	30,000	3,638,738
		3,638,738
Denmark — 2.4%
Chemicals — 1.5%
Novozymes AS, Class B	39,900	5,014,308
Marine — 0.9%
A.P. Moeller-Maersk AS, Class B	206	2,829,205
		7,843,513
Finland — 2.6%
Construction & Engineering — 2.6%
Kone Oyj, Class B	115,400	8,416,968
		8,416,968
France — 9.6%
Diversified Financial Services — 1.5%
Eurazeo	32,734	4,824,072
Food & Staples Retailing — 1.6%
Carrefour S.A.	71,529	5,011,101
Health Care Equipment & Supplies — 2.4%
Essilor International S.A.	123,820	7,768,688
Multi-Utilities — 1.2%
Electricite de France S.A.	36,800	3,891,017
Personal Products — 2.0%
L’Oreal S.A.	49,406	6,481,443
Pharmaceuticals — 0.9%
Sanofi-Aventis	34,620	2,931,376
		30,907,697
Germany — 4.9%
Diversified Financial Services — 1.4%
Deutsche Boerse AG	32,800	4,466,645
Health Care Providers & Services — 2.0%
Celesio AG	102,556	6,472,569
Software — 1.5%
SAP AG	82,392	4,822,835
		15,762,049
Hong Kong — 2.0%
Commercial Banks — 0.2%
BOC Hong Kong Holdings Ltd.	202,000	512,415
Distributors — 0.2%
Li & Fung Ltd.	177,000	753,642
Diversified Financial Services — 0.5%
Hong Kong Exchanges & Clearing Ltd.	50,500	1,546,081
Media — 0.1%
Television Broadcasts Ltd.	66,000	396,483
Real Estate Management & Development — 1.0%
Cheung Kong Holdings Ltd.	90,000	1,481,891
Hang Lung Properties Ltd.	405,000	1,813,002
		3,294,893
		6,503,514
India — 0.4%
Information Technology Services — 0.4%
Infosys Technologies Ltd., ADR(1)	23,900	1,156,521
		1,156,521
Ireland — 1.1%
Construction Materials — 1.1%
CRH PLC	88,000	3,494,718
		3,494,718
Italy — 1.5%
Commercial Banks — 1.5%
UniCredito Italiano SpA	564,812	4,832,361
		4,832,361
Japan — 17.5%
Automobiles — 1.0%
Nissan Motor Co. Ltd.	310,200	3,108,346
Beverages — 0.7%
Asahi Breweries Ltd.	157,300	2,396,509
Building Products — 0.7%
Asahi Glass Co.	171,000	2,300,048
Commercial Banks — 1.0%
Mitsubishi UFJ Financial Group, Inc.	377,000	3,218,364
Construction & Engineering — 0.7%
Chiyoda Corp.	117,000	2,108,475
Electrical Equipment — 0.9%
Mitsubishi Electric Corp.	230,000	2,883,385
Electronic Equipment & Instruments — 2.6%
Hirose Electric Co. Ltd.	20,100	2,444,583
Keyence Corp.	12,400	2,752,797
Nidec Corp.	11,300	789,962
YASKAWA Electric Corp.	186,000	2,317,207
		8,304,549
Insurance — 0.8%
Mitsui Sumitomo Insurance Co.	210,000	2,466,287
Internet Software & Services — 0.3%
Rakuten, Inc.	2,578	1,011,090
Marine — 0.6%
Mitsui O.S.K. Lines Ltd.	119,000	1,927,994
Office Electronics — 1.6%
Canon, Inc.	96,100	5,245,697
Paper & Forest Products — 0.4%
Nippon Paper Group, Inc.	461	1,424,760
Real Estate Management & Development — 0.4%
Sumitomo Realty & Development Co. Ltd.	40,000	1,406,869
Road & Rail — 0.7%
Tokyu Corp.	351,000	2,291,821
Specialty Retail — 1.0%
Yamada Denki Co. Ltd.	31,050	3,073,508
Tobacco — 0.8%
Japan Tobacco, Inc.	477	2,620,354
Trading Companies & Distributors — 2.5%
Hitachi High-Technologies Corp.	53,600	1,227,249

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS International Growth VIP Series (continued)

September 30, 2007 (unaudited)	Shares	Value
Japan — (continued)
Mitsui & Co. Ltd.	282,000	$6,849,606
		8,076,855
Wireless Telecommunication Services — 0.8%
KDDI Corp.	349	2,588,674
		56,453,585
Netherlands — 0.9%
Metals & Mining — 0.9%
ArcelorMittal	34,750	2,744,672
		2,744,672
Norway — 4.6%
Energy Equipment & Services — 1.5%
Aker Kvaerner ASA	155,115	4,941,526
Oil, Gas & Consumable Fuels — 3.1%
Seadrill Ltd.(2)	446,273	10,036,745
		14,978,271
Russia — 1.0%
Oil, Gas & Consumable Fuels — 0.4%
OAO Gazprom, ADR(1)	29,500	1,300,950
Wireless Telecommunication Services — 0.6%
Mobile TeleSystems, ADR(1)	27,000	1,871,370
		3,172,320
Singapore — 0.6%
Industrial Conglomerates — 0.6%
Keppel Corp. Ltd.	210,000	2,035,678
		2,035,678
Spain — 1.4%
Diversified Financial Services — 1.4%
Corp. Financiera Alba S.A.	64,000	4,385,080
		4,385,080
Sweden — 8.1%
Commercial Banks — 2.0%
Svenska Handelsbanken AB, Class A	210,987	6,548,223
Health Care Equipment & Supplies — 1.3%
Getinge AB, Class B	170,480	4,127,012
Machinery — 4.8%
Atlas Copco AB, Class B	619,157	9,896,366
Sandvik AB	252,720	5,421,787
		15,318,153
		25,993,388
Switzerland — 9.6%
Building Products — 1.0%
Geberit AG	24,120	3,155,230
Commercial Banks — 1.8%
UBS AG	108,700	5,844,638
Computers & Peripherals — 1.1%
Logitech International S.A.(2)	116,296	3,462,160
Food Products — 1.5%
Nestle S.A.	10,670	4,793,137
Health Care Equipment & Supplies — 1.2%
Straumann Holding AG	13,600	3,819,798
Machinery — 0.9%
Schindler Holding AG	43,320	2,734,825
Pharmaceuticals — 0.7%
Basilea Pharmaceutica(2)	10,320	2,353,412
Textiles, Apparel & Luxury Goods — 1.4%
Compagnie Financiere Richemont AG, Class A	69,800	4,625,355
		30,788,555
Taiwan — 0.4%
Semiconductors & Semiconductor Equipment — 0.4%
Taiwan Semiconductor Mfg. Co. Ltd., ADR(1)	126,476	$1,279,937
		1,279,937
United Kingdom — 20.3%
Chemicals — 1.4%
Imperial Chemical Industries PLC	328,000	4,375,490
Commercial Banks — 3.3%
Royal Bank of Scotland	554,364	5,954,695
Standard Chartered PLC	137,000	4,484,828
		10,439,523
Commercial Services & Supplies — 1.3%
Capita Group PLC	137,419	2,035,591
Hays PLC	774,000	2,106,192
		4,141,783
Construction & Engineering — 0.6%
Amec PLC	133,747	2,027,718
Containers & Packaging — 1.1%
Rexam PLC	313,000	3,531,792
Health Care Equipment & Supplies — 0.6%
Smith & Nephew PLC	149,000	1,821,501
Hotels, Restaurants & Leisure — 0.7%
Carnival PLC	46,200	2,206,216
Media — 0.9%
Reed Elsevier PLC	239,000	3,021,980
Oil, Gas & Consumable Fuels — 5.6%
BG Group PLC	250,000	4,327,286
Cairn Energy PLC(2)	92,043	3,886,921
John Wood Group PLC	414,018	3,356,554
Royal Dutch Shell PLC, Class A	154,700	6,384,126
		17,954,887
Pharmaceuticals — 1.8%
GlaxoSmithKline PLC	222,277	5,898,475
Tobacco — 0.7%
Imperial Tobacco Group PLC	51,900	2,379,658
Trading Companies & Distributors — 0.7%
Wolseley PLC	139,000	2,350,514
Wireless Telecommunication Services — 1.6%
Vodafone Group PLC	1,448,000	5,228,998
		65,378,535
Total Common Stocks (Cost $205,723,387)		309,836,250

	Shares	Value
Preferred Stocks — 2.3%
Brazil — 2.3%
Commercial Banks — 0.7%
Banco Itau Holdings Financeira S.A., ADR(1)	43,000	2,176,660
Oil, Gas & Consumable Fuels — 1.6%
Petroleo Brasileiro S.A., ADR(1)	81,200	5,253,640
		7,430,300
Total Preferred Stocks (Cost $2,146,340)		7,430,300

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	8	331
RS Emerging Growth Fund, Class Y(3)	31	1,321
RS Emerging Markets Fund, Class A(3)	13	386
RS Global Natural Resources Fund, Class Y(3)	102	3,911
RS Growth Fund, Class Y(3)	73	1,281

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS International Growth VIP Series (continued)

September 30, 2007 (unaudited)	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — (continued)
RS Investors Fund, Class Y(3)	181	$2,222
RS MidCap Opportunities Fund, Class Y(3)	62	1,047
RS Partners Fund, Class Y(3)	31	1,099
RS Smaller Company Growth Fund, Class Y(3)	31	735
RS Value Fund, Class Y(3)	23	665
Total Other Investments (Cost $12,321)		12,998

	Principal Amount	Value
Repurchase Agreements — 0.7%
State Street Bank and Trust Co. Repurchase Agreement, 2.00% dated 9/28/07, maturity value of $2,207,368, due 10/1/07, collateralized by $2,125,000 in U.S. Treasury Bond, 5.25%, due 2/15/29, with a value of $2,252,500	$2,207,000	2,207,000
Total Repurchase Agreements (Cost $2,207,000)		2,207,000
Total Investments — 99.2% (Cost $210,089,048)		319,486,548
Other Assets, Net — 0.8%		2,470,610
Total Net Assets — 100.0%		$321,957,158

(1)	ADR — American Depositary Receipt.
(2)	Non income-producing security.
(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Emerging Markets VIP Series

September 30, 2007 (unaudited)	Shares	Value
Common Stocks — 89.5%
Bolivia — 0.7%
Metals & Mining — 0.7%
Apex Silver Mines Ltd.(1)	82,178	$1,598,362
		1,598,362
Brazil — 3.9%
Airlines — 0.4%
Gol - Linhas Aereas Inteligentes S.A., ADR(2)	45,200	1,084,800
Commercial Banks — 0.7%
Unibanco - Uniao de Bancos Brasileiros S.A., GDR(3)	12,100	1,591,755
Food Products — 0.6%
JBS S.A.(1)	241,300	1,079,465
JBS S.A. - Reciepts(1)	65,793	292,533
		1,371,998
Metals & Mining — 1.6%
Companhia Vale do Rio Doce, ADR(2)	117,200	3,976,596
Textiles, Apparel & Luxury Goods — 0.6%
Lojas Renner S.A.	75,000	1,501,637
		9,526,786
Egypt — 1.6%
Commercial Banks — 0.8%
Commercial International Bank, GDR(3)	137,000	1,849,500
Construction Materials — 0.8%
Orascom Construction Industries, GDR(3)	11,900	2,014,075
		3,863,575
Hong Kong — 2.7%
Diversified Telecommunication Services — 1.3%
Hutchison Telecommunications International Ltd.	2,166,000	3,009,165
Electric Utilities — 0.4%
China Power International Development Ltd.	2,010,000	1,052,336
Electronic Equipment & Instruments — 1.0%
Kingboard Chemical Holdings Ltd.	371,000	2,357,571
		6,419,072
India — 5.9%
Information Technology Services — 1.6%
Infosys Technologies Ltd., ADR(2)	81,500	3,859,681
Metals & Mining — 1.1%
JSW Steel Ltd.	124,900	2,670,552
Oil, Gas & Consumable Fuels — 3.2%
Reliance Industries Ltd., GDR(3)(4)	131,400	7,574,523
		14,104,756
Indonesia — 3.6%
Commercial Banks — 1.8%
PT Bank Mandiri	5,411,000	2,085,705
PT Bank Rakyat Indonesia	3,287,000	2,372,247
		4,457,952
Diversified Telecommunication Services — 1.8%
PT Indosat Tbk	2,715,500	2,286,424
PT Telekomunikasi Indonesia	1,641,000	1,973,866
		4,260,290
		8,718,242
Ireland — 1.7%
Metals & Mining — 0.8%
Kenmare Resources PLC(1)	1,770,494	1,947,055
Oil, Gas & Consumable Fuels — 0.9%
Dragon Oil PLC(1)	474,000	2,182,057
		4,129,112
Malaysia — 2.8%
Commercial Banks — 0.8%
Bumiputra-Commerce Holdings Berhad	655,000	2,056,787
Food Products — 1.0%
IOI Corp. Berhad	1,307,390	$2,321,265
Industrial Conglomerates — 1.0%
Sime Darby Berhad	763,000	2,328,745
		6,706,797
Mexico — 5.5%
Commercial Banks — 0.8%
Grupo Financiero Banorte S.A.B. de C.V.	468,300	1,853,950
Food & Staples Retailing — 1.0%
Wal-Mart de Mexico SAB de C.V.	665,842	2,441,189
Household Durables — 0.5%
Consorcio ARA, S.A. de C.V.	831,700	1,114,013
Metals & Mining — 0.9%
Ternium SA	70,400	2,210,560
Wireless Telecommunication Services — 2.3%
America Movil SAB de C.V.	542,280	1,735,312
America Movil SAB de C.V., ADR(2)	60,600	3,878,400
		5,613,712
		13,233,424
Nigeria — 0.4%
Commercial Banks — 0.4%
Guaranty Trust Bank PLC, GDR(1)(3)(4)(5)(6)	81,480	963,908
		963,908
People’s Republic of China — 14.0%
Energy Equipment & Services — 1.6%
China Shenhua Energy Co. Ltd.	638,000	3,840,877
Food Products — 0.4%
FU JI Food & Catering Services	286,000	885,080
Leisure Equipment & Products — 0.7%
Li Ning Co. Ltd.	514,000	1,775,298
Machinery — 0.4%
Shanghai Prime Machinery Co. Ltd.	2,150,000	1,020,537
Metals & Mining — 1.2%
Angang Steel Co. Ltd.	762,000	2,935,727
Oil, Gas & Consumable Fuels — 3.7%
CNOOC Ltd.	3,643,000	6,129,581
PetroChina Co. Ltd.	1,450,000	2,749,345
		8,878,926
Real Estate Management & Development — 1.2%
China Overseas Land & Investment Ltd.	1,292,000	2,958,328
Specialty Retail — 0.8%
GOME Electrical Appliance Holdings Ltd.	984,000	1,936,647
Transportation Infrastructure — 1.4%
Beijing Capital International Airport Co. Ltd.	918,000	1,905,943
Jiangsu Expressway Co. Ltd.	1,022,000	1,314,664
		3,220,607
Wireless Telecommunication Services — 2.6%
China Mobile (Hong Kong) Ltd.	193,000	3,157,972
China Unicom Ltd.	1,474,000	3,048,929
		6,206,901
		33,658,928
Poland — 0.4%
Diversified Financial Services — 0.4%
International Personal Finance(1)	259,000	1,043,930
		1,043,930
Russia — 9.8%
Commercial Banks — 0.1%
Sberbank, GDR(3)	500	232,786
Food & Staples Retailing — 0.5%
X5 Retail Group N.V., GDR(1)(3)	33,600	1,144,080

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Schedule of Investments - RS Emerging Markets VIP Series (continued)

September 30, 2007 (unaudited)	Shares	Value
Russia — (continued)
Metals & Mining — 3.0%
Cherepovets MK Severstal, GDR(3)	113,100	$2,397,720
Evraz Group SA, GDR(3)	35,900	2,272,470
MMC Norilsk Nickel	9,500	2,584,000
		7,254,190
Oil, Gas & Consumable Fuels — 4.8%
Imperial Energy Corp. PLC(1)	8,490	193,855
OAO Gazprom, ADR(2)	160,250	7,067,025
OAO Rosneft Oil Co., GDR(3)(4)(5)	500,500	4,229,225
		11,490,105
Pharmaceuticals — 0.4%
Pharmstandard, GDR(1)(3)(4)(5)(6)	52,800	1,016,400
Wireless Telecommunication Services — 1.0%
VimpelCom, ADR(2)	94,000	2,541,760
		23,679,321
South Africa — 3.1%
Commercial Banks — 1.1%
ABSA Group Ltd.	91,500	1,660,183
FirstRand Ltd.	340,000	1,090,677
		2,750,860
Food & Staples Retailing — 0.6%
Massmart Holdings Ltd.	108,532	1,313,544
Media — 0.9%
Naspers Ltd.	77,500	2,148,846
Metals & Mining — 0.5%
Impala Platinum Holdings Ltd.	33,000	1,149,609
		7,362,859
South Korea — 19.3%
Commercial Banks — 1.8%
Daegu Bank	117,600	2,178,016
Industrial Bank of Korea	94,600	2,041,466
		4,219,482
Construction & Engineering — 1.1%
Hyundai Development Co.	29,310	2,738,205
Diversified Financial Services — 1.0%
Hana Financial Group,Inc.	50,500	2,380,982
Food & Staples Retailing — 2.3%
Orion Corp.	6,500	1,970,880
Shinsegae Co. Ltd.	5,050	3,514,915
		5,485,795
Household Durables — 0.5%
Woongjin Coway Co. Ltd.	38,170	1,253,287
Insurance — 2.5%
Hyundai Marine & Fire Insurance Co. Ltd.	112,500	2,212,631
Samsung Fire & Marine Insurance Co. Ltd.	17,600	3,788,462
		6,001,093
Internet Software & Services — 0.5%
NHN Corp.(1)	5,600	1,295,979
Marine — 1.6%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	41,700	2,638,145
Samsung Heavy Industries Co. Ltd.	20,690	1,099,834
		3,737,979
Metals & Mining — 1.1%
POSCO	3,400	2,500,219
Pharmaceuticals — 1.0%
Yuhan Corp.	11,660	2,478,005
Textiles, Apparel & Luxury Goods — 2.1%
Cheil Industries, Inc.	75,600	5,055,420
Trading Companies & Distributors — 3.8%
Samsung Corp.	125,060	$9,196,392
		46,342,838
Taiwan — 10.6%
Chemicals — 0.4%
Taiwan Fertilizer Co. Ltd.	450,000	1,086,564
Commercial Banks — 0.9%
Chang Hwa Commercial Bank	2,489,000	1,639,758
Far Eastern International Bank(1)	961,000	428,453
		2,068,211
Diversified Financial Services — 0.7%
Shin Kong Financial Holding Co. Ltd.	1,808,967	1,679,537
Electronic Equipment & Instruments — 2.9%
Hon Hai Precision Industries Co. Ltd.	912,394	6,877,552
Insurance — 0.6%
China Life Insurance Co. Ltd.(1)	2,714,000	1,526,027
Marine — 0.8%
Yang Ming Marine Transport	2,251,846	1,811,275
Multiline Retail — 1.1%
Far Eastern Department Stores Ltd.	2,421,744	2,760,499
Semiconductors & Semiconductor Equipment — 3.2%
Greatek Electronics, Inc.	1,397,440	2,111,040
Taiwan Semiconductor Manufacturing	2,891,341	5,634,726
		7,745,766
		25,555,431
Thailand — 0.5%
Commercial Banks — 0.5%
Bangkok Bank Pub. Co. Ltd.	363,500	1,230,226
		1,230,226
Turkey — 1.7%
Commercial Banks — 1.7%
Turkiye Garanti Bankasi A.S.	360,600	2,763,504
Turkiye Is Bankasi	225,000	1,360,812
		4,124,316
		4,124,316
United Kingdom — 0.9%
Metals & Mining — 0.9%
Gem Diamonds Ltd.(1)	96,700	2,097,189
		2,097,189
Vietnam — 0.4%
Diversified Financial Services — 0.4%
Vietnam Resource Investments Holdings Ltd.(1)(5)	91,000	928,200
		928,200
Total Common Stocks (Cost $131,398,372)		215,287,272

	Shares	Value
Preferred Stocks — 7.5%
Brazil — 6.8%
Commercial Banks — 2.9%
Banco Bradesco S.A.	84,300	2,465,074
Itausa-Investimentos Itau S.A.	649,428	4,481,868
		6,946,942
Oil, Gas & Consumable Fuels — 3.9%
Petroleo Brasileiro S.A., ADR(2)	122,962	9,283,631
		16,230,573

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Emerging Markets VIP Series (continued)

September 30, 2007 (unaudited)	Shares	Value
Colombia — 0.7%
Commercial Banks — 0.7%
BanColombia S.A.	50,700	$1,756,755
		1,756,755
Total Preferred Stocks (Cost $7,659,088)		17,987,328

	Shares	Value
Warrants — 0.0%
People’s Republic of China — 0.0%
China Overseas Land & Investment Ltd. (expires 8/27/08)(1)	107,666	88,500
		88,500
Total Warrants (Cost $0)		88,500

	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(7)	5	211
RS Emerging Growth Fund, Class Y(7)	20	840
RS Emerging Markets Fund, Class A(7)	9	255
RS Global Natural Resources Fund, Class Y(7)	65	2,503
RS Growth Fund, Class Y(7)	46	816
RS Investors Fund, Class Y(7)	115	1,409
RS MidCap Opportunities Fund, Class Y(7)	39	666
RS Partners Fund, Class Y(7)	20	718
RS Smaller Company Growth Fund, Class Y(7)	20	468
RS Value Fund, Class Y(7)	15	424
Total Other Investments (Cost $7,898)		8,310

	Principal Amount	Value
Repurchase Agreements — 3.0%
State Street Bank and Trust Co. Repurchase Agreement, 2.00% dated 9/28/07, maturity value of $7,092,182, due 10/1/07, collateralized by $6,825,000 in U.S. Treasury Bond, 5.25%, due 2/15/29, with a value of $7,234,500	$7,091,000	7,091,000
Total Repurchase Agreements (Cost $7,091,000)		7,091,000
Total Investments — 100.0% (Cost $146,156,358)		240,462,410
Other Liabilities, Net — 0.0%		(12,980)
Total Net Assets — 100.0%		$240,449,430

(1)	Non income-producing security.
(2)	ADR — American Depositary Receipt.
(3)	GDR — Global Depositary Receipt.
(4)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2007, the aggregate market value of these securities amounted to $13,784,056, representing 5.7% of net assets of which $11,803,748 or 4.9% have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(5)	Fair valued security.
(6)	Indicates a security deemed illiquid by the investment adviser.
(7)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

See accompanying notes to Schedule of Investments.

Call 1.800.766.FUND

Notes to Schedule of Investments

Tax Basis of Investments

The cost of investments for federal income tax purposes at September 30, 2007, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

Fund	Cost of Investments	Net Unrealized Appreciation/(Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
The Information Age VIP Series	$1,116,399	$75,436	$99,741	$(24,305)
RS MidCap Opportunities VIP Series	1,219,698	66,167	80,652	(14,485)
RS Value VIP Series	1,098,511	(4,044)	23,810	(27,854)
RS Partners VIP Series	20,685,862	773,237	2,082,994	(1,309,757)
RS Global Natural Resources VIP Series	1,484,275	60,299	72,002	(11,703)
RS Large Cap Value VIP Series	53,030,011	18,507,966	19,253,893	(745,927)
RS Core Equity VIP Series	906,624,284	194,160,233	218,948,320	(24,788,087)
RS Small Cap Core Equity VIP Series	203,426,648	19,269,122	29,728,864	(10,459,742)
RS Equity Dividend VIP Series	2,651,832	38,374	106,728	(68,354)
RS S&P 500 Index VIP Series	216,212,000	75,827,701	92,093,917	(16,266,216)
RS Asset Allocation VIP Series	43,715,488	7,706,501	7,706,506	(5)
RS Investment Quality Bond VIP Series	450,739,068	314,932	3,645,471	(3,330,539)
RS Low Duration Bond VIP Series	27,537,239	7,007	136,765	(129,758)
RS High Yield Bond VIP Series	64,825,395	(624,330)	872,245	(1,496,575)
RS Money Market VIP Series	235,227,334	(20)	—	(20)
RS International Growth VIP Series	210,292,899	109,193,649	113,666,792	(4,473,143)
RS Emerging Markets VIP Series	146,644,764	93,817,646	96,066,442	(2,248,796)

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the period ended September 30, 2007 is listed below:

Fund	Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value
RS Asset Allocation VIP	RS S&P 500 Index VIP Series	3,489,950	—	—	3,489,950	$—	$39,366,639

						$—	$39,366,639

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s Web site at http://www.sec.gov, or visit RS Investments’ Web site at www.RSinvestments.com.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Variable Products Trust

By:	/s/ Terry R. Otton
Terry R. Otton, President
(Principal Executive Officer)

Date:	November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Terry R. Otton
Terry R. Otton, President
(Principal Executive Officer)

Date:	November 19, 2007

By:	/s/ James E. Klescewski
James E. Klescewski, Treasurer
(Principal Financial Officer)

Date:	November 16, 2007